UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06454

Fidelity Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2022

Item 1.

Reports to Stockholders

Fidelity® Michigan Municipal Income Fund

Fidelity® Michigan Municipal Money Market Fund

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Fidelity® Michigan Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Michigan Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Michigan Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2022

% of fund's net assets
General Obligations	24.2
Health Care	23.8
Education	13.5
Water & Sewer	10.1
Transportation	10.0

Quality Diversification (% of fund's net assets)

As of June 30, 2022
AAA	3.2%
AA,A	87.5%
BBB	3.8%
BB and Below	1.5%
Not Rated	2.3%
Short-Term Investments and Net Other Assets	1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Michigan Municipal Income Fund

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (a)	$600,000	$621,084
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (a)	400,000	420,789
Guam Pwr. Auth. Rev. Series 2022 A, 5% 10/1/44 (b)	1,000,000	1,020,116

TOTAL GUAM		2,061,989

Michigan - 96.9%
Battle Creek School District Series 2016:
5% 5/1/36	1,500,000	1,628,976
5% 5/1/37	1,175,000	1,273,803
Bay City School District Rev. Series 2014:
5% 11/1/26	1,000,000	1,052,975
5% 11/1/27	700,000	736,567
5% 11/1/28	250,000	263,014
Bloomfield Hills Schools District Series 2020, 4% 5/1/50	1,500,000	1,469,049
Chippewa Valley Schools Series 2016 A:
5% 5/1/32	1,000,000	1,063,876
5% 5/1/33	1,000,000	1,062,246
5% 5/1/34	1,075,000	1,140,516
5% 5/1/35	775,000	821,477
Detroit Downtown Dev. Auth. Tax Series A:
5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	1,340,000	1,405,280
5% 7/1/31 (Assured Guaranty Muni. Corp. Insured)	1,775,000	1,860,766
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	2,000,000	2,095,843
5% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	1,750,000	1,833,515
5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	2,750,000	2,880,145
5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	2,000,000	2,093,857
Detroit Gen. Oblig.:
Series 2018, 5% 4/1/23	310,000	315,522
Series 2020:
5.5% 4/1/35	690,000	751,503
5.5% 4/1/36	435,000	472,988
5.5% 4/1/37	465,000	504,350
5.5% 4/1/38	490,000	530,318
Series 2021 A:
5% 4/1/37	1,875,000	1,954,871
5% 4/1/39	1,210,000	1,256,036
Detroit Swr. Disp. Rev.:
Series 2001 B, 5.5% 7/1/29 (Assured Guaranty Corp. Insured) (FGIC Insured)	25,000	27,861
Series 2006, 5% 7/1/36	10,000	10,027
Downriver Util. Wastewtr. Auth. Swr. Sys. Rev. Series 2018:
5% 4/1/33 (Assured Guaranty Muni. Corp. Insured)	735,000	818,867
5% 4/1/34 (Assured Guaranty Muni. Corp. Insured)	520,000	578,202
5% 4/1/35 (Assured Guaranty Muni. Corp. Insured)	500,000	554,537
Farmington Pub. School District Gen. Oblig.:
Series 2015:
5% 5/1/26 (Assured Guaranty Muni. Corp. Insured)	1,385,000	1,493,802
5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	1,425,000	1,535,318
Series 2020, 4% 5/1/40	3,000,000	2,998,505
Fitzgerald Pub. School District Series 2019, 5% 5/1/37	1,260,000	1,408,073
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/38	1,800,000	1,656,521
4% 7/1/41	1,395,000	1,235,200
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,560,607
Gerald R. Ford Int'l. Arpt. Auth. Rev. Series 2021:
5% 1/1/26 (a)	225,000	242,636
5% 1/1/27 (a)	325,000	356,005
5% 1/1/28 (a)	235,000	260,652
5% 1/1/29 (a)	525,000	588,024
5% 1/1/30 (a)	425,000	479,459
5% 1/1/31 (a)	725,000	821,880
5% 1/1/32 (a)	725,000	819,507
5% 1/1/33 (a)	1,000,000	1,129,944
5% 1/1/34 (a)	1,000,000	1,123,528
5% 1/1/35 (a)	850,000	951,212
5% 1/1/36 (a)	600,000	669,007
5% 1/1/37 (a)	700,000	777,797
5% 1/1/38 (a)	1,170,000	1,296,649
5% 1/1/39 (a)	1,000,000	1,105,895
5% 1/1/40 (a)	1,000,000	1,103,312
5% 1/1/41 (a)	1,100,000	1,211,216
5% 1/1/46 (a)	2,000,000	2,170,555
5% 1/1/51 (a)	3,000,000	3,243,116
Grand Rapids Pub. Schools:
Series 2017, 5% 5/1/29 (Assured Guaranty Muni. Corp. Insured)	480,000	529,298
Series 2019:
5% 11/1/39 (Assured Guaranty Muni. Corp. Insured)	1,200,000	1,323,011
5% 11/1/41 (Assured Guaranty Muni. Corp. Insured)	1,300,000	1,420,238
5% 11/1/42 (Assured Guaranty Muni. Corp. Insured)	1,400,000	1,522,138
Grand Rapids San. Swr. Sys. Rev.:
Series 2018:
5% 1/1/31	475,000	529,090
5% 1/1/33	250,000	276,767
5% 1/1/34	550,000	606,999
5% 1/1/35	400,000	440,135
5% 1/1/38	655,000	711,492
Series 2016, 5% 1/1/37	1,250,000	1,345,814
Grand Rapids Wtr. Supply Sys. Series 2016:
5% 1/1/31	250,000	270,899
5% 1/1/32	320,000	346,639
5% 1/1/33	550,000	595,402
5% 1/1/34	500,000	540,753
5% 1/1/35	920,000	993,707
5% 1/1/36	385,000	415,177
5% 1/1/46	800,000	851,975
Grand Traverse County Hosp. Fin. Auth.:
Series 2014 A, 5% 7/1/47	1,400,000	1,426,274
Series 2019 A:
5% 7/1/44	1,110,000	1,165,659
5% 7/1/49	2,615,000	2,720,201
Grand Valley Michigan State Univ. Rev.:
Series 2014 B:
5% 12/1/25	500,000	531,883
5% 12/1/26	1,900,000	2,017,481
5% 12/1/28	1,800,000	1,907,391
Series 2018:
5% 12/1/34	1,075,000	1,169,939
5% 12/1/35	1,225,000	1,331,134
5% 12/1/37	1,375,000	1,490,221
5% 12/1/38	875,000	946,545
5% 12/1/43	1,400,000	1,505,233
Grandville Pub. Schools District Series 2020:
4% 5/1/39 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,005,577
4% 5/1/40 (Assured Guaranty Muni. Corp. Insured)	1,300,000	1,303,968
Great Lakes Wtr. Auth. Sew Disp. Sys.:
Series 2016 B, 5% 7/1/27	15,000	16,328
Series 2016 C, 5% 7/1/31	7,000,000	7,502,111
Series 2018 A:
5% 7/1/43	10,000,000	10,831,132
5% 7/1/48	5,000,000	5,387,830
Series 2018 B:
5% 7/1/28	1,125,000	1,261,278
5% 7/1/29	15,000	17,003
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 C, 5.25% 7/1/35	2,000,000	2,151,727
Series 2020 B:
5% 7/1/45	1,850,000	2,008,531
5% 7/1/49	1,300,000	1,409,190
Grosse Pointe Pub. School Sys. Series 2019:
5% 5/1/38	1,000,000	1,108,810
5% 5/1/39	1,000,000	1,107,014
Hudsonville Pub. Schools Series 2017:
5% 5/1/31	430,000	476,396
5% 5/1/32	1,200,000	1,326,792
5% 5/1/34	1,000,000	1,098,901
5% 5/1/35	1,000,000	1,096,498
Ingham, Eaton and Clinton Counties Lansing School District Series II, 5% 5/1/24	355,000	373,479
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
4% 5/15/36	1,985,000	1,980,688
4% 5/15/36 (Pre-Refunded to 5/15/26 @ 100)	15,000	15,925
5% 5/15/28	775,000	824,922
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	5,000	5,496
5% 5/15/30	4,970,000	5,237,840
5% 5/15/30 (Pre-Refunded to 5/15/26 @ 100)	30,000	32,975
Kentwood Econ. Dev. Corp.:
Series 2021, 4% 11/15/45	500,000	400,877
Series 2022:
4% 11/15/31	1,000,000	928,042
4% 11/15/43	2,250,000	1,850,959
Lansing Board of Wtr. & Lt. Util. Rev.:
Bonds Series 2021 B, 2%, tender 7/1/26 (c)	2,000,000	1,895,168
Series 2019 A:
5% 7/1/24	375,000	396,568
5% 7/1/25	375,000	405,562
5% 7/1/44	2,180,000	2,382,779
Lansing Cmnty. College Series 2019, 5% 5/1/44	3,000,000	3,292,110
Lincoln Consolidated School District Series 2016 A:
5% 5/1/28	2,025,000	2,219,994
5% 5/1/29	1,430,000	1,562,220
5% 5/1/31	500,000	543,372
5% 5/1/32	1,000,000	1,086,364
Lowell Area Schools Series I:
5% 5/1/47	1,500,000	1,657,600
5% 5/1/49	1,750,000	1,932,313
Macomb Interceptor Drain Drainage District Series 2017 A:
5% 5/1/33	2,100,000	2,306,410
5% 5/1/34	1,750,000	1,921,420
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	855,821
5% 7/1/30	900,000	987,126
5% 7/1/31	780,000	853,023
5% 7/1/32	1,000,000	1,093,222
5% 7/1/33	705,000	770,722
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series I, 3% 10/15/45	6,000,000	4,989,590
Series I, 5% 4/15/38	3,000,000	3,149,393
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
5% 11/1/30	1,000,000	1,133,505
5% 11/1/31	750,000	847,129
5% 11/1/32	1,000,000	1,126,131
5% 11/1/33	3,250,000	3,650,331
5% 11/1/35	1,000,000	1,118,829
5% 11/1/36	1,250,000	1,394,133
5% 11/1/37	1,500,000	1,670,945
5% 11/1/38	1,595,000	1,773,462
(Detroit Wtr. And Sewerage Dept. Sewage Disp. Sys. Rev. And Rev. Rfdg. Local Proj. Bonds):
Series 2014 C, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	1,850,000	1,943,809
Series 2014 C3, 5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	6,000,000	6,243,618
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj. Bonds) Series 2015, 5% 7/1/30	10,000	10,539
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,268,766
5% 1/1/40	3,000,000	3,045,038
(Kalamazoo College Proj.) Series 2018:
4% 12/1/36	790,000	776,617
4% 12/1/47	2,610,000	2,411,423
(Local Govt. Ln. Prog.) Series 2014 D, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,034,717
(Trinity Health Proj.) Series 2017:
5% 12/1/30	710,000	781,665
5% 12/1/37	3,270,000	3,470,435
5% 12/1/42	2,120,000	2,228,573
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (c)	3,000,000	2,686,144
Series 2016 E1, 4%, tender 8/15/24 (c)	1,355,000	1,400,159
Series 2012:
5% 11/15/24	660,000	667,439
5% 11/15/26	800,000	808,783
5% 11/1/42 (Pre-Refunded to 11/1/22 @ 100)	2,000,000	2,022,980
Series 2013, 5% 8/15/30 (Pre-Refunded to 8/15/23 @ 100)	4,105,000	4,251,689
Series 2014 H1:
5% 10/1/25	2,250,000	2,372,249
5% 10/1/39	4,725,000	4,911,465
Series 2015 C:
5% 7/1/26	570,000	606,573
5% 7/1/27	1,465,000	1,555,101
5% 7/1/28	1,500,000	1,586,071
5% 7/1/35	2,100,000	2,194,777
Series 2015 D1:
5% 7/1/34	1,250,000	1,309,678
5% 7/1/35	505,000	528,523
Series 2015 D2, 5% 7/1/34	1,000,000	1,046,291
Series 2016 A, 5% 11/1/44	4,190,000	4,378,792
Series 2016:
5% 11/15/28	2,655,000	2,852,192
5% 1/1/29	1,000,000	1,054,799
5% 11/15/29	2,950,000	3,154,453
5% 1/1/30	1,000,000	1,050,150
5% 1/1/31	1,170,000	1,223,619
5% 1/1/32	1,895,000	1,971,628
5% 1/1/33	1,915,000	1,988,961
5% 1/1/34	2,135,000	2,210,800
5% 11/15/34	1,135,000	1,191,091
5% 11/15/41	11,710,000	12,199,869
Series 2019 A:
4% 12/1/49	7,000,000	6,511,779
4% 2/15/50	4,000,000	3,742,460
5% 11/15/48	9,865,000	10,193,702
5% 5/15/54	1,000,000	1,026,780
Series 2019 MI1, 5% 12/1/48	2,000,000	2,098,044
Series 2020 A:
4% 6/1/35	2,000,000	1,973,093
4% 6/1/37	2,000,000	1,954,170
4% 6/1/40	2,000,000	1,934,656
4% 6/1/49	4,250,000	3,796,564
Series 2020:
4% 11/1/55	2,500,000	2,298,474
5% 6/1/40	3,000,000	3,160,699
Series 2021, 5% 9/1/38	1,270,000	1,370,484
Series 2022:
4% 2/1/27	185,000	188,561
4% 2/1/32	285,000	281,711
4% 2/1/42	745,000	669,171
4% 4/15/42	2,000,000	1,976,154
4% 12/1/46	1,725,000	1,526,576
4% 12/1/51	1,100,000	950,151
Michigan Gen. Oblig. Series 2020 A, 4% 5/15/40	500,000	501,018
Michigan Hosp. Fin. Auth. Rev.:
Series 2010 F, 4% 11/15/47	290,000	279,298
Series 2010 F4, 5% 11/15/47	5,050,000	5,349,558
Series 2016:
5% 11/15/46	3,500,000	3,696,662
5% 11/15/47	18,000,000	18,986,628
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2020 A1, 0.65% 10/1/24	460,000	441,307
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2019 B, 3.75% 6/1/50	3,000,000	3,022,496
Series 2020 C, 3% 6/1/51	3,320,000	3,255,760
Series 2021 A, 3% 6/1/52	3,430,000	3,346,499
Series 2022 A, 5% 6/1/53	2,500,000	2,647,859
Series A:
3.5% 12/1/50	2,625,000	2,621,384
4% 12/1/48	1,185,000	1,202,818
Series C, 4.25% 6/1/49	2,615,000	2,666,972
Michigan State Hsg. Dev. Auth. Series 2021 A, 0.55% 4/1/25	2,750,000	2,595,215
Michigan State Univ. Revs.:
Series 2019 B, 5% 2/15/48	3,000,000	3,201,234
Series 2019 C, 4% 2/15/44	1,500,000	1,466,238
Michigan Strategic Fund Ltd. Oblig. Rev.:
(I-75 Impt. Proj.):
Series 2017, 5% 6/30/25 (a)	1,100,000	1,144,531
Series 2018:
4.25% 12/31/38 (Assured Guaranty Muni. Corp. Insured) (a)	840,000	804,349
5% 12/31/25 (a)	1,260,000	1,316,769
5% 12/31/26 (a)	425,000	446,984
5% 6/30/29 (a)	35,000	36,602
(The Detroit Edison Co. Exempt Facilities Proj.) Series 2008 ET2, 1.35% 8/1/29	2,000,000	1,698,862
(The Detroit Edison Co. Poll. Cont. Bonds Proj.) Series 1995 CC, 1.45% 9/1/30	2,000,000	1,679,915
Bonds:
(Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (a)(c)	6,000,000	5,803,105
(Graphic Packaging Int'l., LLC Coated Recycled Board Machine Proj.) Series 2021, 4%, tender 10/1/26 (a)(c)	5,000,000	4,947,895
Series 2020:
4% 5/15/27	715,000	695,256
5% 5/15/44	1,500,000	1,416,104
Michigan Technological Univ. Series 2021, 4% 10/1/46	2,835,000	2,759,543
Northern Michigan Univ. Revs. Series 2021:
4% 6/1/39	900,000	916,988
4% 6/1/40	500,000	506,386
4% 6/1/41	1,385,000	1,394,752
4% 6/1/46	1,850,000	1,809,413
5% 6/1/32	375,000	429,278
5% 6/1/33	365,000	414,939
5% 6/1/34	375,000	425,211
5% 6/1/35	375,000	423,957
5% 6/1/36	400,000	451,718
5% 6/1/37	675,000	759,769
Novi Cmnty. School District Series I:
5% 5/1/43	1,150,000	1,251,344
5% 5/1/44	1,175,000	1,276,319
Oakland Macomb Intercepto Series 2020 A, 5% 7/1/29	1,500,000	1,715,596
Oakland Univ. Rev.:
Series 2013 A:
5% 3/1/25	995,000	1,012,504
5% 3/1/27	815,000	829,338
5% 3/1/38	2,900,000	2,951,017
Series 2014:
5% 3/1/28	335,000	349,376
5% 3/1/29	525,000	546,484
5% 3/1/39	3,000,000	3,094,595
Series 2016:
5% 3/1/28	1,150,000	1,243,029
5% 3/1/41	3,475,000	3,687,555
Series 2022 B:
5% 3/1/36 (b)	1,135,000	1,219,541
5% 3/1/37 (b)	1,265,000	1,355,053
Portage Pub. Schools:
Series 2016:
5% 11/1/32	2,500,000	2,724,472
5% 11/1/34	1,250,000	1,360,331
5% 11/1/35	1,300,000	1,413,261
5% 11/1/39	755,000	817,057
Series 2019, 4% 11/1/38	2,000,000	2,018,756
Series 2021, 4% 11/1/42	1,000,000	993,864
Ravenna Pub. Schools Gen. Oblig. Series 2021, 4% 5/1/51	2,140,000	2,065,135
Rochester Cmnty. School District Series I, 5% 5/1/31	1,500,000	1,638,119
Rockford Pub. Schools Gen. Oblig. Series 2019 I:
5% 5/1/42	3,050,000	3,360,743
5% 5/1/44	3,100,000	3,411,761
Roseville Cmnty. Schools:
Series 2014, 5% 5/1/24	780,000	820,459
Series 2015, 5% 5/1/24	570,000	599,566
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/26 (Pre-Refunded to 3/1/24 @ 100)	1,000,000	1,049,923
5% 9/1/27 (Pre-Refunded to 3/1/24 @ 100)	1,175,000	1,233,659
5% 9/1/28 (Pre-Refunded to 3/1/24 @ 100)	1,870,000	1,963,355
Saginaw City School District Series 2021, 4% 5/1/47	3,000,000	2,929,363
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
4% 7/1/36	770,000	768,085
4% 7/1/37	820,000	816,659
4% 7/1/39	1,430,000	1,416,354
4% 7/1/40	490,000	483,253
Walled Lake Consolidated School District:
Series 2020, 5% 5/1/36	1,050,000	1,187,648
Series 2022, 5% 5/1/47	1,500,000	1,654,275
Warren Consolidated School District:
Series 2016:
5% 5/1/34	5,630,000	6,146,254
5% 5/1/35	1,250,000	1,362,712
Series 2017:
4% 5/1/24 (Assured Guaranty Muni. Corp. Insured)	750,000	773,793
4% 5/1/25 (Assured Guaranty Muni. Corp. Insured)	500,000	521,319
Series 2018:
5% 5/1/30	550,000	607,998
5% 5/1/32	1,100,000	1,208,013
5% 5/1/34	1,175,000	1,281,095
5% 5/1/35	1,200,000	1,302,338
5% 5/1/36	1,000,000	1,081,123
5% 5/1/37	1,300,000	1,402,809
5% 5/1/38	800,000	861,777
Wayne County Arpt. Auth. Rev.:
Series 2012 B, 5% 12/1/32 (a)	1,500,000	1,512,894
Series 2014 C:
5% 12/1/29 (a)	720,000	751,726
5% 12/1/31 (a)	860,000	894,976
5% 12/1/34 (a)	1,655,000	1,713,257
Series 2015 D, 5% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	8,165,000	8,499,045
Series 2015 G:
5% 12/1/35	5,435,000	5,682,173
5% 12/1/36	5,760,000	6,016,625
Series 2017 A:
5% 12/1/37	545,000	575,129
5% 12/1/42	1,455,000	1,533,138
Series 2017 B, 5% 12/1/47 (a)	450,000	464,844
Series 2018 B, 5% 12/1/48 (a)	5,000,000	5,188,078
Series 2018 D:
5% 12/1/30 (a)	4,365,000	4,733,821
5% 12/1/31 (a)	2,825,000	3,051,387
5% 12/1/32 (a)	2,945,000	3,162,752
Series 2021 A:
5% 12/1/36	1,000,000	1,096,842
5% 12/1/37	1,500,000	1,640,381
5% 12/1/38	1,250,000	1,363,463
5% 12/1/39	1,500,000	1,632,718
Series 2021 B:
5% 12/1/35 (a)	1,225,000	1,326,303
5% 12/1/37 (a)	1,520,000	1,633,623
5% 12/1/46 (a)	1,280,000	1,344,086
Wayne State Univ. Revs. Series 2019 A:
4% 11/15/38	1,000,000	979,879
4% 11/15/39	800,000	776,696
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/25	320,000	339,775
5% 11/15/26	400,000	424,339
5% 11/15/28	650,000	687,090
5% 11/15/29	750,000	792,088
5% 11/15/30	855,000	901,772
5% 11/15/31	700,000	736,648
Series 2015 A:
5% 11/15/26	1,000,000	1,071,675
5% 11/15/28	2,505,000	2,669,506
Series 2019 A, 5% 11/15/44	2,000,000	2,190,583
Series 2021 A:
5% 11/15/27 (Assured Guaranty Muni. Corp. Insured)	300,000	336,277
5% 11/15/30 (Assured Guaranty Muni. Corp. Insured)	200,000	230,627
5% 11/15/31 (Assured Guaranty Muni. Corp. Insured)	150,000	172,737
5% 11/15/32 (Assured Guaranty Muni. Corp. Insured)	300,000	344,101
5% 11/15/34 (Assured Guaranty Muni. Corp. Insured)	400,000	456,162
5% 11/15/36 (Assured Guaranty Muni. Corp. Insured)	400,000	453,643
5% 11/15/38 (Assured Guaranty Muni. Corp. Insured)	625,000	705,492
5% 11/15/40 (Assured Guaranty Muni. Corp. Insured)	635,000	712,713
5% 11/15/41 (Assured Guaranty Muni. Corp. Insured)	345,000	386,486
5% 11/15/51 (Assured Guaranty Muni. Corp. Insured)	5,000,000	5,520,145
5% 11/15/53 (Assured Guaranty Muni. Corp. Insured)	4,100,000	4,515,885
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,426,660
5% 5/1/30	1,550,000	1,692,722
5% 5/1/32	2,000,000	2,183,394
Zeeland Pub. Schools Series A, 5% 5/1/27	1,000,000	1,071,732

TOTAL MICHIGAN		560,461,578

Puerto Rico - 1.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,643,730	923,258
5.625% 7/1/27	195,000	207,434
5.625% 7/1/29	595,000	638,886
5.75% 7/1/31	1,410,000	1,539,811
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	1,340,000	1,474,442
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/36	195,000	180,039
5% 7/1/30	485,000	535,469
5% 7/1/32	360,000	395,521

TOTAL PUERTO RICO		5,894,860

TOTAL MUNICIPAL BONDS
(Cost $598,869,999)		568,418,427
TOTAL INVESTMENT IN SECURITIES - 98.3%
(Cost $598,869,999)		568,418,427
NET OTHER ASSETS (LIABILITIES) - 1.7%		9,917,358
NET ASSETS - 100%		$578,335,785

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$568,418,427	$--	$568,418,427	$--
Total Investments in Securities:	$568,418,427	$--	$568,418,427	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	24.2%
Health Care	23.8%
Education	13.5%
Water & Sewer	10.1%
Transportation	10.0%
Special Tax	5.9%
Others* (Individually Less Than 5%)	12.5%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $598,869,999)		$568,418,427
Cash		8,906,800
Receivable for fund shares sold		493,275
Interest receivable		5,960,158
Other receivables		1,420
Total assets		583,780,080
Liabilities
Payable for investments purchased on a delayed delivery basis	$3,739,835
Payable for fund shares redeemed	1,129,440
Distributions payable	318,708
Accrued management fee	169,144
Other affiliated payables	63,683
Other payables and accrued expenses	23,485
Total liabilities		5,444,295
Net Assets		$578,335,785
Net Assets consist of:
Paid in capital		$609,864,360
Total accumulated earnings (loss)		(31,528,575)
Net Assets		$578,335,785
Net Asset Value, offering price and redemption price per share ($578,335,785 ÷ 50,934,652 shares)		$11.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		$8,561,500
Expenses
Management fee	$1,122,176
Transfer agent fees	336,802
Accounting fees and expenses	76,152
Custodian fees and expenses	4,978
Independent trustees' fees and expenses	1,016
Registration fees	19,196
Audit	24,488
Legal	8,250
Miscellaneous	1,315
Total expenses before reductions	1,594,373
Expense reductions	(10,607)
Total expenses after reductions		1,583,766
Net investment income (loss)		6,977,734
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,068,098)
Total net realized gain (loss)		(1,068,098)
Change in net unrealized appreciation (depreciation) on investment securities		(69,442,325)
Net gain (loss)		(70,510,423)
Net increase (decrease) in net assets resulting from operations		$(63,532,689)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,977,734	$15,137,759
Net realized gain (loss)	(1,068,098)	4,360,076
Change in net unrealized appreciation (depreciation)	(69,442,325)	(8,677,684)
Net increase (decrease) in net assets resulting from operations	(63,532,689)	10,820,151
Distributions to shareholders	(7,717,256)	(18,599,520)
Share transactions
Proceeds from sales of shares	50,287,953	98,407,493
Reinvestment of distributions	5,407,418	12,950,242
Cost of shares redeemed	(137,711,670)	(88,383,573)
Net increase (decrease) in net assets resulting from share transactions	(82,016,299)	22,974,162
Total increase (decrease) in net assets	(153,266,244)	15,194,793
Net Assets
Beginning of period	731,602,029	716,407,236
End of period	$578,335,785	$731,602,029
Other Information
Shares
Sold	4,294,523	7,722,513
Issued in reinvestment of distributions	456,951	1,018,827
Redeemed	(11,704,183)	(6,946,787)
Net increase (decrease)	(6,952,709)	1,794,553

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Michigan Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.64	$12.77	$12.47	$11.97	$12.22	$11.94
Income from Investment Operations
Net investment income (loss)A,B	.128	.265	.283	.309	.319	.333
Net realized and unrealized gain (loss)	(1.277)	(.070)	.347	.541	(.216)	.324
Total from investment operations	(1.149)	.195	.630	.850	.103	.657
Distributions from net investment income	(.128)	(.265)	(.284)	(.310)	(.318)	(.333)
Distributions from net realized gain	(.013)	(.060)	(.046)	(.040)	(.035)	(.044)
Total distributions	(.141)	(.325)	(.330)	(.350)	(.353)	(.377)
Net asset value, end of period	$11.35	$12.64	$12.77	$12.47	$11.97	$12.22
Total ReturnC,D	(9.13)%	1.54%	5.11%	7.16%	.90%	5.57%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.50%G	.48%	.48%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.50%G	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.49%G	.48%	.48%	.48%	.48%	.48%
Net investment income (loss)	2.18%G	2.08%	2.25%	2.50%	2.67%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$578,336	$731,602	$716,407	$673,051	$597,684	$680,383
Portfolio turnover rateH	8%G	13%	13%	14%	22%	12%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 6/30/22
1 - 7	91.2
31 - 60	2.5
91 - 180	0.4
> 180	5.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2022
Variable Rate Demand Notes (VRDNs)	36.8%
Tender Option Bond	39.8%
Other Municipal Security	9.9%
Investment Companies	13.5%

Current 7-Day Yields

6/30/22
Fidelity® Michigan Municipal Money Market Fund	0.46%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Michigan Municipal Money Market Fund

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 36.8%
	Principal Amount	Value
Alabama - 0.7%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.19% 7/7/22, VRDN (a)(b)	$1,100,000	$1,100,000
West Jefferson Indl. Dev. Series 2008, 1.1% 7/7/22, VRDN (b)	200,000	200,000
		1,300,000
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.05% 7/7/22, VRDN (b)	400,000	400,000
Series 2007 B, 1.05% 7/7/22, VRDN (b)	100,000	100,000
		500,000
Michigan - 35.0%
Central Michigan Univ. Rev. Series 2008 A, 0.91% 7/7/22, LOC TD Banknorth, NA, VRDN (b)	2,000,000	2,000,000
Grand Valley Michigan State Univ. Rev. Series 2008 B, 0.91% 7/7/22, LOC TD Banknorth, NA, VRDN (b)	2,150,000	2,150,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B3, 0.95% 7/7/22 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	400,000	400,000
Lakeview School District Calhoun County Series B, 0.91% 7/7/22 (Michigan Gen. Oblig. Guaranteed), LOC TD Banknorth, NA, VRDN (b)	2,605,000	2,605,000
Michigan Fin. Auth. Rev.:
(Hosp. Proj.) Series 2016 E2, 0.96% 7/7/22, VRDN (b)	1,970,000	1,970,000
Series 2016 E3, 0.85% 7/7/22, VRDN (b)	400,000	400,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2002 A, 0.97% 7/7/22, LOC Bank of America NA, VRDN (a)(b)	4,500,000	4,500,000
Series 2008 A, 0.93% 7/7/22, LOC Barclays Bank PLC, VRDN (a)(b)	4,495,000	4,495,000
Series 2018 C, 0.98% 7/7/22, LOC Bank of America NA, VRDN (a)(b)	10,315,000	10,315,000
Michigan State Univ. Revs. Series 2000 A:
0.93% 7/7/22 (Liquidity Facility Northern Trust Co.), VRDN (b)	3,005,000	3,005,000
0.93% 7/7/22 (Liquidity Facility PNC Bank NA), VRDN (b)	2,125,000	2,125,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.7% 7/1/22, LOC Comerica Bank, VRDN (b)	3,240,000	3,240,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.95% 7/7/22, LOC Bank of Nova Scotia, VRDN (b)	10,660,000	10,660,000
FHLMC Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.93% 7/7/22, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	17,465,000	17,465,000
		65,330,000
Nebraska - 0.8%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 1.19% 7/7/22, VRDN (a)(b)	500,000	500,000
Series 1998, 1.19% 7/7/22, VRDN (a)(b)	1,000,000	1,000,000
		1,500,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $68,630,000)		68,630,000

Tender Option Bond - 39.8%
Colorado - 0.0%
Denver City & County Arpt. Rev. Bonds Series G-114, 1.16%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Connecticut - 0.3%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 016, 1.03% 8/11/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	400,000	400,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.09%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	200,000	200,000
		600,000
Florida - 0.4%
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.16%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series 2021 XF 11 01, 0.97% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	700,000	700,000
		800,000
Kentucky - 0.0%
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 1.11%, tender 11/1/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Maryland - 0.0%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.11%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Michigan - 38.6%
Clarkston Cmnty. Schools Participating VRDN Series Floaters G72, 0.94% 7/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	2,695,000	2,695,000
Detroit Downtown Dev. Auth. Tax Participating VRDN Series Floaters XX 11 01, 0.95% 7/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	8,000,000	8,000,000
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 0.95% 7/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	9,300,000	9,300,000
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series Floaters XF 26 12, 0.94% 7/7/22 (Liquidity Facility Citibank NA) (b)(c)(e)	4,000,000	4,000,000
Grand Traverse County Hosp. Fin. Auth. Participating VRDN Series 2021 XG 03 19, 0.99% 7/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	2,100,000	2,100,000
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 1.01% 7/7/22 (Liquidity Facility Bank of America NA) (b)(c)(e)	1,900,000	1,900,000
Michigan Bldg. Auth. Rev. Participating VRDN:
Series 2021 XF 11 15, 0.97% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	5,385,000	5,385,000
Series Floaters XF 26 09, 0.94% 7/7/22 (Liquidity Facility Citibank NA) (b)(c)(e)	800,000	800,000
Series Floaters XM 04 65, 0.94% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	700,000	700,000
Series Floaters XM 07 43, 0.94% 7/7/22 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	500,000	500,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.94% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	2,360,000	2,360,000
Series Floaters ZF 07 84, 1.01% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	2,000,000	2,000,000
Series Floaters ZF 07 90, 1.01% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	2,100,000	2,100,000
Series Floaters ZF 07 96, 1.01% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	2,100,000	2,100,000
Series Floaters ZF 28 25, 0.99% 7/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	2,500,000	2,500,000
Series XF 28 61, 0.94% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	800,000	800,000
Series XM 02 23, 0.95% 7/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	4,800,000	4,800,000
Series XM 04 72, 0.94% 7/7/22 (Liquidity Facility Citibank NA) (b)(c)(e)	1,450,000	1,450,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series YZ 11 94, 0.94% 7/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	1,800,000	1,800,000
Michigan State Univ. Revs. Participating VRDN Series Floaters ZF 07 50, 0.96% 7/7/22 (Liquidity Facility Bank of America NA) (b)(c)(e)	1,915,000	1,915,000
Monroe Mich Pub. Schools Participating VRDN Series XL 01 46, 1.03% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	2,200,000	2,200,000
Trenton Pub. Schools School District Participating VRDN Series Floaters CTFS G 102, 0.94% 7/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	3,100,000	3,100,000
Univ. of Michigan Rev. Participating VRDN:
Series 15 XF2199, 0.94% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	2,589,000	2,589,000
Series 15 XF2205, 0.96% 7/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	2,400,000	2,400,000
Series Floaters XF 25 48, 0.96% 7/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	500,000	500,000
Series Floaters ZF 05 90, 0.96% 7/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	4,100,000	4,100,000
		72,094,000
New York - 0.1%
New York City Gen. Oblig. Participating VRDN Series 2020 003, 1.06% 8/11/22 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	100,000	100,000
Ohio - 0.1%
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.11%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
South Carolina - 0.1%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.11%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Tennessee - 0.1%
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN Series 2021 XL 01 89, 0.98% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)(e)	100,000	100,000
Virginia - 0.1%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 1% 7/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(e)	100,000	100,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.11%, tender 2/1/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
		200,000
TOTAL TENDER OPTION BOND
(Cost $74,394,000)		74,394,000

Other Municipal Security - 9.9%
Michigan - 9.9%
Detroit Swr. Disp. Rev. Bonds Series 2012 A, 5.25%	1,160,000	1,160,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.16%, tender 1/24/23 (b)(f)	8,915,000	8,915,000
Michigan Bldg. Auth. Rev. Series 2022 8, 1.3% 8/25/22, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	1,900,000	1,900,000
Michigan Fin. Auth. Rev. Bonds Series 2014 C2, 5% (a)	2,220,000	2,220,000
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (b)	2,000,000	2,007,777
Michigan State Univ. Revs. Bonds Series 2019 C, 5% 8/15/22	2,230,000	2,239,776
TOTAL OTHER MUNICIPAL SECURITY
(Cost $18,442,553)		18,442,553
	Shares	Value

Investment Company - 13.5%
Fidelity Municipal Cash Central Fund 0.88%(g)(h)
(Cost $25,223,727)	25,219,375	25,223,727
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $186,690,280)		186,690,280
NET OTHER ASSETS (LIABILITIES) - 0.0%		(26,268)
NET ASSETS - 100%		$186,664,012

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $900,000 or 0.5% of net assets.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.11%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada)	7/1/21	$100,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.09%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada)	4/1/21	$200,000
Denver City & County Arpt. Rev. Bonds Series G-114, 1.16%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada)	6/1/21	$100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.16%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada)	4/1/21	$100,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 1.11%, tender 11/1/22 (Liquidity Facility Royal Bank of Canada)	5/3/21	$100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.11%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada)	6/1/21	$100,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.11%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada)	4/1/21	$100,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.11%, tender 2/1/23 (Liquidity Facility Royal Bank of Canada)	2/1/21	$100,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.88%	$21,013,810	$48,996,999	$44,788,000	$36,402	$918	$--	$25,223,727	1.7%
Total	$21,013,810	$48,996,999	$44,788,000	$36,402	$918	$--	$25,223,727

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Variable Rate Demand Note	$68,630,000	$--	$68,630,000	$--
Tender Option Bond	74,394,000	--	74,394,000	--
Other Municipal Security	18,442,553	--	18,442,553	--
Investment Company	25,223,727	25,223,727	--	--
Total Investments in Securities:	$186,690,280	$25,223,727	$161,466,553	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $161,466,553)	$161,466,553
Fidelity Central Funds (cost $25,223,727)	25,223,727
Total Investment in Securities (cost $186,690,280)		$186,690,280
Receivable for fund shares sold		159,356
Interest receivable		330,671
Distributions receivable from Fidelity Central Funds		16,592
Receivable from investment adviser for expense reductions		10
Other receivables		15
Total assets		187,196,924
Liabilities
Payable to custodian bank	$401,089
Payable for fund shares redeemed	28,261
Distributions payable	5,291
Accrued management fee	54,571
Other affiliated payables	27,061
Other payables and accrued expenses	16,639
Total liabilities		532,912
Net Assets		$186,664,012
Net Assets consist of:
Paid in capital		$186,682,978
Total accumulated earnings (loss)		(18,966)
Net Assets		$186,664,012
Net Asset Value, offering price and redemption price per share ($186,664,012 ÷ 186,382,810 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		$417,021
Income from Fidelity Central Funds		36,402
Total income		453,423
Expenses
Management fee	$338,988
Transfer agent fees	153,793
Accounting fees and expenses	15,225
Custodian fees and expenses	1,271
Independent trustees' fees and expenses	299
Registration fees	15,954
Audit	17,615
Legal	2,301
Miscellaneous	213
Total expenses before reductions	545,659
Expense reductions	(184,720)
Total expenses after reductions		360,939
Net investment income (loss)		92,484
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(18,293)
Fidelity Central Funds	918
Total net realized gain (loss)		(17,375)
Net increase in net assets resulting from operations		$75,109

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$92,484	$21,052
Net realized gain (loss)	(17,375)	23,323
Net increase in net assets resulting from operations	75,109	44,375
Distributions to shareholders	(92,357)	(105,307)
Share transactions
Proceeds from sales of shares	10,016,495	25,122,420
Reinvestment of distributions	82,605	99,870
Cost of shares redeemed	(24,770,263)	(38,896,191)
Net increase (decrease) in net assets and shares resulting from share transactions	(14,671,163)	(13,673,901)
Total increase (decrease) in net assets	(14,688,411)	(13,734,833)
Net Assets
Beginning of period	201,352,423	215,087,256
End of period	$186,664,012	$201,352,423
Other Information
Shares
Sold	10,016,495	25,122,420
Issued in reinvestment of distributions	82,605	99,870
Redeemed	(24,770,263)	(38,896,191)
Net increase (decrease)	(14,671,163)	(13,673,901)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Michigan Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	–B	.003	.010	.009	.004
Net realized and unrealized gain (loss)	–B	–B	–B	–B	.001	–B
Total from investment operations	–B	–B	.003	.010	.010	.004
Distributions from net investment income	–B	–B	(.003)	(.010)	(.009)	(.004)
Distributions from net realized gain	–	–B	–B	–B	(.001)	–B
Total distributions	–B	–B	(.003)	(.010)	(.010)	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.05%	.05%	.34%	.98%	1.01%	.37%
Ratios to Average Net AssetsA,E,F
Expenses before reductions	.56%G	.55%	.55%	.55%	.55%	.53%
Expenses net of fee waivers, if any	.37%G	.09%	.32%	.55%	.55%	.53%
Expenses net of all reductions	.37%G	.09%	.32%	.55%	.55%	.53%
Net investment income (loss)	.10%G	.01%	.34%	.98%	.90%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$186,664	$201,352	$215,087	$253,138	$310,652	$420,820

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Michigan.

Effective after the close of business on July 15, 2022, Fidelity Michigan Municipal Money Market Fund was closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Michigan Municipal Income Fund	$598,869,915	$2,302,889	$(32,754,377)	$(30,451,488)
Fidelity Michigan Municipal Money Market Fund	186,690,280	–	–	–

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Michigan Municipal Income Fund	25,397,437	100,661,608

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.10%	.35%
Fidelity Michigan Municipal Money Market Fund	.25%	.10%	.35%

During the period, the investment advisor or its affiliates waived a portion of these fees for the Money Market Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.11%
Fidelity Michigan Municipal Money Market Fund	.16%

During the period, the investment advisor or its affiliates waived a portion of these fees for the Money Market Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Michigan Municipal Income Fund	.02
Fidelity Michigan Municipal Money Market Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Michigan Municipal Income Fund	–	–	–
Fidelity Michigan Municipal Money Market Fund	3,220,000	4,900,000	–

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Michigan Municipal Income Fund	$588

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse expenses of Michigan Municipal Money Market Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

Michigan Municipal Money Market Fund was in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Michigan Municipal Money Market Fund	.55%	$13,007

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $170,048.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Michigan Municipal Income Fund	$4,978
Fidelity Michigan Municipal Money Market Fund	60

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Michigan Municipal Income Fund	$5,629
Fidelity Michigan Municipal Money Market Fund	1,605

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

10. Proposed Reorganization.

The Board of Trustees of Fidelity Michigan Municipal Money Market Fund approved an Agreement and Plan of Reorganization (the Agreement) between Fidelity Michigan Municipal Money Market Fund and Fidelity Municipal Money Market Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Michigan Municipal Money Market Fund in exchange for shares of Fidelity Municipal Money Market Fund equal in value to the net assets of Fidelity Michigan Municipal Money Market Fund on the day the reorganization is effective.

A meeting of shareholders of Fidelity Michigan Municipal Money Market Fund is expected to be held during the fourth quarter of 2022 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective on December 2, 2022. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
Fidelity Michigan Municipal Income Fund	.50%
Actual		$1,000.00	$908.70	$2.37
Hypothetical-C		$1,000.00	$1,022.32	$2.51
Fidelity Michigan Municipal Money Market Fund	.37%
Actual		$1,000.00	$1,000.50	$1.84-D
Hypothetical-C		$1,000.00	$1,022.96	$1.86-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

 D If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in the table below.

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Michigan Municipal Money Market Fund	.55%
Actual		$2.73
Hypothetical-(b)		$2.76

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Michigan Municipal Income Fund (the Income Fund) has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Income Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Income Fund’s Board of Trustees (the Board) has designated the Income Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

MIR-SANN-0822
1.705626.124

Fidelity® Ohio Municipal Income Fund

Fidelity® Ohio Municipal Money Market Fund

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Fidelity® Ohio Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Ohio Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Ohio Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2022

% of fund's net assets
Health Care	30.9
Education	20.1
General Obligations	17.3
Special Tax	9.8
Transportation	4.7

Quality Diversification (% of fund's net assets)

As of June 30, 2022
AAA	5.4%
AA,A	76.4%
BBB	7.3%
BB and Below	2.2%
Not Rated	4.9%
Short-Term Investments and Net Other Assets	3.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Ohio Municipal Income Fund

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.2%
	Principal Amount	Value
Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (a)	$545,000	$564,152
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (a)	355,000	373,450
6.375% 10/1/43 (a)	355,000	367,368

TOTAL GUAM		1,304,970

Ohio - 95.4%
Akron Bath Copley Hosp. District Rev.:
(Summa Health Sys.) Series 2016, 5% 11/15/25	1,000,000	1,064,113
Series 2016:
5% 11/15/26	535,000	576,426
5.25% 11/15/32	1,000,000	1,057,709
5.25% 11/15/34	1,500,000	1,578,596
5.25% 11/15/41	10,545,000	10,992,041
5.25% 11/15/46	2,650,000	2,747,365
Akron Income Tax Rev. Series 2022:
4% 12/1/24	1,075,000	1,120,320
4% 12/1/25	1,400,000	1,476,348
4% 12/1/26	1,120,000	1,193,463
4% 12/1/27	1,180,000	1,267,327
4% 12/1/28	1,380,000	1,485,182
4% 12/1/29	1,500,000	1,610,862
4% 12/1/30	1,210,000	1,284,439
4% 12/1/31	1,105,000	1,168,235
4% 12/1/32	1,285,000	1,353,782
4% 12/1/33	1,300,000	1,365,544
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
4% 8/1/36	5,000,000	4,975,306
5% 8/1/42	4,175,000	4,360,761
Series 2020 A:
4% 12/1/40	7,000,000	6,831,196
5% 12/1/35	750,000	803,586
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016 A, 5% 2/15/41	3,005,000	3,175,603
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	3,995,000	4,149,865
Bowling Green Univ. Gen. Receipts Series 2016 A, 5% 6/1/42	1,000,000	1,054,814
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
4% 6/1/37	2,000,000	1,957,884
4% 6/1/38	1,000,000	974,410
4% 6/1/39	1,000,000	968,495
4% 6/1/48	5,750,000	5,230,684
5% 6/1/27	1,000,000	1,070,388
5% 6/1/35	2,000,000	2,139,880
5% 6/1/36	2,000,000	2,136,507
Series 2020 B2, 5% 6/1/55	1,500,000	1,412,444
Butler County Hosp. Facilities Rev. Series 2016 X, 5% 5/15/32	3,950,000	4,556,907
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	8,535,000	8,808,226
Cleveland Arpt. Sys. Rev.:
Series 2018 A:
5% 1/1/43 (Assured Guaranty Muni. Corp. Insured) (a)	1,750,000	1,823,272
5% 1/1/48 (Assured Guaranty Muni. Corp. Insured) (a)	3,000,000	3,106,506
Series 2019 B:
5% 1/1/24 (a)	1,200,000	1,244,683
5% 1/1/25 (a)	1,125,000	1,185,159
5% 1/1/26 (a)	710,000	758,556
5% 1/1/27 (a)	700,000	757,241
Cleveland Gen. Oblig.:
Series 2012, 5% 12/1/25	25,000	25,331
Series 2015:
5% 12/1/26	1,500,000	1,634,750
5% 12/1/27	2,000,000	2,174,182
5% 12/1/29	1,250,000	1,358,436
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/29	600,000	670,540
5% 10/1/30	420,000	467,403
5% 10/1/31	650,000	720,973
5% 10/1/33	600,000	662,036
5% 10/1/36	700,000	768,948
5% 10/1/39	2,040,000	2,230,088
5% 10/1/43	5,000,000	5,432,172
Cleveland Muni. School District:
Series 2013, 5% 12/1/24	1,255,000	1,272,799
Series 2015 A:
5% 12/1/24	3,725,000	3,823,741
5% 12/1/27	1,750,000	1,791,291
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016:
5% 11/15/34	1,190,000	1,264,334
5% 11/15/35	1,245,000	1,319,905
5% 11/15/36	450,000	476,041
Cleveland Pub. Library Facilities Series 2019 A:
4% 12/1/33	425,000	449,299
4% 12/1/34	370,000	389,099
4% 12/1/35	620,000	646,682
4% 12/1/36	1,400,000	1,448,314
4% 12/1/37	1,115,000	1,143,996
4% 12/1/38	650,000	657,025
Cleveland Pub. Pwr. Sys. Rev.:
Series 2018:
5% 11/15/24 (Assured Guaranty Muni. Corp. Insured)	475,000	505,030
5% 11/15/25 (Assured Guaranty Muni. Corp. Insured)	200,000	216,959
5% 11/15/26 (Assured Guaranty Muni. Corp. Insured)	265,000	292,577
5% 11/15/27 (Assured Guaranty Muni. Corp. Insured)	220,000	246,135
5% 11/15/28 (Assured Guaranty Muni. Corp. Insured)	150,000	168,215
5% 11/15/29 (Assured Guaranty Muni. Corp. Insured)	210,000	235,646
5% 11/15/30 (Assured Guaranty Muni. Corp. Insured)	530,000	591,033
5% 11/15/32 (Assured Guaranty Muni. Corp. Insured)	365,000	404,363
5% 11/15/34 (Assured Guaranty Muni. Corp. Insured)	785,000	866,134
5% 11/15/36 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,100,189
5% 11/15/38 (Assured Guaranty Muni. Corp. Insured)	830,000	910,139
Series 2020 A:
4% 11/15/35 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,025,770
4% 11/15/36 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,018,119
4% 11/15/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,016,788
Cleveland Wtr. Rev.:
Series 2015 Y, 4% 1/1/28	650,000	664,754
Series 2020:
5% 1/1/29	1,100,000	1,252,938
5% 1/1/30	2,000,000	2,303,925
5% 1/1/31	2,250,000	2,578,956
5% 1/1/32	1,000,000	1,138,106
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,523,390
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid Avenue Dev. Corp. Proj.) Series 2022 A:
5% 8/1/34 (b)	1,865,000	2,003,746
5% 8/1/35 (b)	1,910,000	2,034,266
5% 8/1/36 (b)	2,065,000	2,181,007
5% 8/1/37 (b)	2,170,000	2,275,567
Columbus City School District Series 2016 A, 5% 12/1/31	5,000,000	5,388,916
Columbus Gen. Oblig. Series 2014 A, 4% 2/15/28	5,000,000	5,129,080
County of Cuyahoga (Ballpark Impt. Proj.) Series 2022 A:
4% 1/1/36	3,855,000	4,012,477
4% 1/1/37	3,755,000	3,895,631
Cuyahoga County Econ. Dev. Rev.:
(The Cleveland Orchestra Proj.) Series 2019:
5% 1/1/29	325,000	359,968
5% 1/1/30	250,000	277,295
5% 1/1/31	525,000	579,590
5% 1/1/32	500,000	549,964
5% 1/1/33	400,000	438,543
5% 1/1/34	300,000	328,044
5% 1/1/35	500,000	545,706
5% 1/1/36	440,000	479,438
5% 1/1/37	400,000	435,194
5% 1/1/39	1,400,000	1,516,702
5% 1/1/40	1,620,000	1,752,897
Series 2020 D, 5% 12/1/27	2,500,000	2,810,581
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/26	1,750,000	1,873,983
5% 2/15/27	1,700,000	1,829,597
5% 2/15/28	2,385,000	2,519,765
5% 2/15/30	3,000,000	3,137,551
5% 2/15/31	1,500,000	1,560,642
5% 2/15/32	1,450,000	1,501,837
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,027,636
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	2,500,000	2,523,197
5% 12/1/51	6,000,000	6,011,951
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,330,011
5% 12/1/26	3,045,000	3,232,544
Franklin County Hosp. Facilities Rev.:
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	3,600,000	3,722,920
Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (c)	2,580,000	2,651,937
Series 2016 C:
4% 11/1/40	3,000,000	2,965,664
5% 11/1/33	2,610,000	2,803,071
5% 11/1/34	2,155,000	2,306,236
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	5,920,000	6,415,918
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	720,000	752,576
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,036,804
5% 12/1/27	3,825,000	3,964,157
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016:
5% 1/1/31	1,350,000	1,351,274
5% 1/1/36	3,450,000	3,396,807
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/44	775,000	783,506
Kent State Univ. Revs.:
Series 2016, 5% 5/1/30	1,125,000	1,217,469
Series 2020 A:
5% 5/1/45	1,250,000	1,353,367
5% 5/1/50	1,700,000	1,831,460
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	770,000	831,620
Lakewood City School District Series 2014 C, 5% 12/1/25	1,300,000	1,389,524
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (c)	6,235,000	6,539,389
Series 2019, 5% 8/1/24	655,000	683,859
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/45	5,500,000	5,748,884
5% 8/1/49	1,750,000	1,823,118
Miami Univ. Series 2022 A:
5% 9/1/25	780,000	841,320
5% 9/1/26	820,000	900,364
5% 9/1/27	575,000	641,440
5% 9/1/28	520,000	585,063
5% 9/1/29	545,000	619,892
5% 9/1/30	500,000	573,902
5% 9/1/31	700,000	809,851
5% 9/1/32	735,000	844,356
5% 9/1/33	780,000	892,608
5% 9/1/34	1,000,000	1,141,553
Miamisburg City School District Series 2016:
5% 12/1/28 (Pre-Refunded to 12/1/25 @ 100)	500,000	546,465
5% 12/1/29 (Pre-Refunded to 12/1/25 @ 100)	300,000	327,879
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	500,000	503,352
5% 12/1/28	1,400,000	1,497,554
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021:
4% 8/1/37	1,125,000	1,109,123
4% 8/1/41	850,000	822,912
4% 8/1/51	2,000,000	1,867,326
5% 8/1/32	750,000	816,203
5% 8/1/36	1,225,000	1,319,932
5% 8/1/38	1,000,000	1,072,647
5% 8/1/39	1,100,000	1,177,618
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/44	4,005,000	3,932,828
5% 2/15/48	3,495,000	3,386,509
Ohio Cap. Facilities Lease (Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 10/1/32	1,625,000	1,788,645
5% 10/1/33	1,500,000	1,640,374
5% 10/1/35	1,450,000	1,581,293
5% 10/1/36	1,250,000	1,361,291
5% 10/1/37	1,430,000	1,555,156
Ohio Gen. Oblig.:
Series 2016 A, 5% 2/1/31	4,255,000	4,602,222
Series 2021 A:
5% 3/1/40	1,345,000	1,524,476
5% 3/1/41	2,000,000	2,262,258
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 2016, 5% 12/1/40	2,000,000	2,145,847
Series 2019 B:
5% 12/1/37	835,000	921,995
5% 12/1/38	1,100,000	1,212,023
5% 12/1/39	775,000	852,446
(Denison Univ. 2015 Proj.) Series 2015:
5% 11/1/28	1,465,000	1,566,771
5% 11/1/29	1,325,000	1,412,934
5% 11/1/30	2,285,000	2,432,145
(Denison Univ. 2021 Proj.) Series 2021:
4% 11/1/39	400,000	392,700
4% 11/1/45	1,900,000	1,824,966
5% 11/1/30	300,000	342,487
5% 11/1/33	300,000	338,113
5% 11/1/35	300,000	336,628
5% 11/1/41	300,000	332,561
(Denison Univ., Proj.) Series 2017 B, 5% 11/1/26	1,505,000	1,651,427
(Kenyon College 2015 Proj.) Series 2015, 5% 7/1/41	3,100,000	3,177,260
(Kenyon College 2020 Proj.) Series 2020:
5% 7/1/38	2,500,000	2,665,888
5% 7/1/39	2,640,000	2,810,015
(Kenyon College, Oh. Proj.) Series 2017:
4% 7/1/36	400,000	386,118
4% 7/1/37	450,000	426,909
5% 7/1/28	400,000	428,958
5% 7/1/29	735,000	783,083
5% 7/1/30	300,000	318,378
5% 7/1/31	400,000	422,457
5% 7/1/33	650,000	683,189
5% 7/1/35	1,550,000	1,624,573
5% 7/1/42	1,400,000	1,453,882
(Otterbein Univ. 2022 Proj.) Series 2022 A, 4% 12/1/46	1,250,000	1,139,742
(The College of Wooster 2018 Proj.) Series 2018:
5% 9/1/33	1,445,000	1,584,962
5% 9/1/45	4,255,000	4,576,529
(Univ. of Dayton 2018 Proj.) Series A, 5% 12/1/48	1,000,000	1,048,308
(Univ. of Dayton 2020 Proj.) Series 2020:
4% 2/1/36	900,000	878,494
5% 2/1/34	1,000,000	1,086,222
5% 2/1/35	800,000	867,238
(Univ. of Dayton Proj.):
Series 2013:
5% 12/1/24	585,000	593,153
5% 12/1/25	1,000,000	1,013,936
5% 12/1/26	1,195,000	1,211,654
5% 12/1/27	2,300,000	2,332,053
Series 2018 B:
4% 12/1/33	1,155,000	1,153,003
5% 12/1/25	1,065,000	1,136,479
5% 12/1/27	1,000,000	1,087,826
5% 12/1/29	1,310,000	1,419,491
5% 12/1/31	1,130,000	1,214,824
5% 12/1/35	1,000,000	1,066,241
5% 12/1/36	1,000,000	1,064,696
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,057,304
5% 5/1/28	1,000,000	1,051,313
5% 5/1/29	855,000	897,768
5% 5/1/31	1,005,000	1,050,807
Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (c)	5,000,000	4,802,124
Series 2019, 4% 10/1/49	3,270,000	2,896,235
Ohio Hosp. Facilities Rev.:
Series 2017 A, 5% 1/1/32	2,000,000	2,205,034
Series 2019 B, 4% 1/1/40	3,000,000	2,981,688
Series 2021 B:
5% 1/1/30	2,500,000	2,867,150
5% 1/1/31	2,180,000	2,515,099
5% 1/1/32	1,580,000	1,831,841
5% 1/1/33	2,410,000	2,725,253
5% 1/1/34	2,425,000	2,732,917
5% 1/1/35	230,000	258,572
5% 1/1/36	540,000	605,803
5% 1/1/37	250,000	279,489
5% 1/1/38	855,000	951,178
5% 1/1/39	925,000	1,023,734
Ohio Hosp. Rev.:
Series 2013 A, 5% 1/15/28	720,000	729,704
Series 2016 A, 5% 1/15/41	5,000,000	5,188,724
Series 2020 A, 4% 1/15/50	1,000,000	932,719
Series 2020:
4% 11/15/37	1,025,000	958,430
4% 11/15/39	1,115,000	1,037,406
4% 11/15/41	1,175,000	1,080,850
5% 11/15/33	1,270,000	1,355,038
5% 11/15/35	1,465,000	1,556,630
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.):
Series 2017 B, 4.5% 3/1/47 (a)	380,000	389,009
Series 2019 B, 4.5% 3/1/50	5,095,000	5,234,830
(Mtg.-Backed Securities Prog.) Series 2022 A:
5% 3/1/30	400,000	451,242
5% 3/1/31	600,000	681,931
5% 9/1/31	640,000	729,992
Series 2021 C, 3.25% 3/1/51	7,990,000	7,866,583
Series 2022 B, 5% 3/1/52	3,000,000	3,177,368
Ohio Parks & Recreation Cap. Facilities (Parks and Recreation Impt. Fund Proj.) Series 2022 A:
5% 12/1/27	1,325,000	1,493,177
5% 12/1/28	1,325,000	1,511,822
5% 12/1/29	1,500,000	1,731,858
5% 12/1/30	1,600,000	1,866,565
5% 12/1/31	1,000,000	1,175,548
Ohio Spl. Oblig.:
(Administrative Bldg. Fund Projs.) Series 2020 B, 5% 4/1/39	1,865,000	2,074,721
(Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 4/1/29	2,535,000	2,812,035
5% 4/1/30	2,250,000	2,481,080
5% 4/1/31	2,000,000	2,196,057
5% 4/1/32	1,115,000	1,218,600
5% 4/1/33	1,850,000	2,009,075
5% 4/1/34	1,000,000	1,084,607
5% 4/1/35	2,395,000	2,594,335
Series 2020 A:
5% 2/1/29	2,875,000	3,287,336
5% 2/1/30	1,045,000	1,208,670
Series 2021 A:
5% 4/1/34	1,430,000	1,637,722
5% 4/1/35	1,660,000	1,896,887
5% 4/1/37	1,680,000	1,905,239
5% 4/1/38	1,000,000	1,127,244
5% 4/1/39	1,000,000	1,124,997
5% 4/1/40	1,110,000	1,241,548
5% 4/1/41	750,000	837,309
Ohio State Univ. Gen. Receipts Series 2013 A:
5% 6/1/28	2,000,000	2,046,464
5% 6/1/38	3,500,000	3,561,070
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	3,978,734
(Infrastructure Projs.):
Series 2022 A, 5% 2/15/39 (b)	5,730,000	6,386,761
Series A3, 0% 2/15/37	400,000	159,876
Series A, 5% 2/15/46	7,500,000	8,309,141
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,087,843
Olentangy Local School District Series 2016, 5% 12/1/32	1,275,000	1,372,589
Port Auth. Econ. Dev. Rev.:
(Univ. of Northwestern Ohio Proj.) Series 2021, 4% 12/1/35	1,300,000	1,215,265
Series 2021, 4% 12/1/31	710,000	693,752
Reynoldsburg City School District Series 2015, 4% 12/1/30	2,375,000	2,465,078
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/49	2,000,000	2,081,168
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/24	1,000,000	1,046,045
5% 2/15/28	5,030,000	5,314,061
5% 2/15/30	3,860,000	4,038,274
5% 2/15/32	2,550,000	2,650,557
5% 2/15/33	2,460,000	2,550,709
5% 2/15/34	4,450,000	4,607,784
Univ. of Akron Gen. Receipts Series 2016 A:
5% 1/1/25	1,025,000	1,086,158
5% 1/1/33	5,000,000	5,379,473
Univ. of Cincinnati Gen. Receipts:
Series 2012 C, 4% 6/1/28	10,000	10,048
Series 2016 A:
5% 6/1/32	745,000	797,824
5% 6/1/33	800,000	853,684
5% 6/1/34	585,000	622,264
Series 2016 C, 5% 6/1/41	2,585,000	2,726,350
Univ. of Toledo Gen. Receipts Series 2018 A:
5% 6/1/26	600,000	647,591
5% 6/1/27	350,000	382,536
Village of Bluffton Hosp. Facilities Blanchard Valley Reg Health Ctr. Series 2017:
4% 12/1/32	1,500,000	1,508,468
5% 12/1/25	1,500,000	1,609,239
5% 12/1/26	1,890,000	2,049,656
5% 12/1/27	1,340,000	1,462,550
5% 12/1/28	1,400,000	1,519,356
5% 12/1/29	825,000	889,480
5% 12/1/30	1,700,000	1,821,536
5% 12/1/31	750,000	799,317
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012, 5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	105,000	106,528
Wright State Univ. Gen. Receipts:
Series 2021 A, 5% 5/1/26 (Build America Mutual Assurance Insured)	1,100,000	1,199,607
Series 2022 A:
5% 5/1/24 (Build America Mutual Assurance Insured)	540,000	568,010
5% 5/1/25 (Build America Mutual Assurance Insured)	490,000	525,148
5% 5/1/26 (Build America Mutual Assurance Insured)	520,000	567,087
5% 5/1/27 (Build America Mutual Assurance Insured)	545,000	602,768
5% 5/1/28 (Build America Mutual Assurance Insured)	565,000	632,107
5% 5/1/29 (Build America Mutual Assurance Insured)	600,000	677,752
5% 5/1/30 (Build America Mutual Assurance Insured)	235,000	266,648
5% 5/1/31 (Build America Mutual Assurance Insured)	250,000	286,538
5% 5/1/32 (Build America Mutual Assurance Insured)	260,000	300,339

TOTAL OHIO		550,872,008

Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,634,241	917,928
5.625% 7/1/27	190,000	202,115
5.625% 7/1/29	590,000	633,517
5.75% 7/1/31	1,395,000	1,523,430

TOTAL PUERTO RICO		3,276,990

TOTAL MUNICIPAL BONDS
(Cost $582,022,853)		555,453,968
TOTAL INVESTMENT IN SECURITIES - 96.2%
(Cost $582,022,853)		555,453,968
NET OTHER ASSETS (LIABILITIES) - 3.8%		21,893,731
NET ASSETS - 100%		$577,347,699

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$555,453,968	$--	$555,453,968	$--
Total Investments in Securities:	$555,453,968	$--	$555,453,968	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	30.9%
Education	20.1%
General Obligations	17.3%
Special Tax	9.8%
Other *	5.2%
Others (Individually Less Than 5%)	16.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $582,022,853)		$555,453,968
Cash		31,955,134
Receivable for fund shares sold		184,913
Interest receivable		6,073,144
Other receivables		1,359
Total assets		593,668,518
Liabilities
Payable for investments purchased on a delayed delivery basis	$15,433,022
Payable for fund shares redeemed	278,039
Distributions payable	355,044
Accrued management fee	167,611
Other affiliated payables	63,688
Other payables and accrued expenses	23,415
Total liabilities		16,320,819
Net Assets		$577,347,699
Net Assets consist of:
Paid in capital		$605,096,528
Total accumulated earnings (loss)		(27,748,829)
Net Assets		$577,347,699
Net Asset Value, offering price and redemption price per share ($577,347,699 ÷ 51,454,223 shares)		$11.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		$8,203,339
Expenses
Management fee	$1,104,206
Transfer agent fees	333,277
Accounting fees and expenses	75,344
Custodian fees and expenses	4,902
Independent trustees' fees and expenses	997
Registration fees	17,820
Audit	24,488
Legal	310
Miscellaneous	1,295
Total expenses before reductions	1,562,639
Expense reductions	(10,407)
Total expenses after reductions		1,552,232
Net investment income (loss)		6,651,107
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,266,434)
Total net realized gain (loss)		(1,266,434)
Change in net unrealized appreciation (depreciation) on investment securities		(67,082,010)
Net gain (loss)		(68,348,444)
Net increase (decrease) in net assets resulting from operations		$(61,697,337)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,651,107	$14,475,478
Net realized gain (loss)	(1,266,434)	253,604
Change in net unrealized appreciation (depreciation)	(67,082,010)	(3,814,007)
Net increase (decrease) in net assets resulting from operations	(61,697,337)	10,915,075
Distributions to shareholders	(6,649,886)	(14,819,628)
Share transactions
Proceeds from sales of shares	94,845,439	107,404,517
Reinvestment of distributions	4,288,765	9,334,614
Cost of shares redeemed	(170,685,053)	(97,656,138)
Net increase (decrease) in net assets resulting from share transactions	(71,550,849)	19,082,993
Total increase (decrease) in net assets	(139,898,072)	15,178,440
Net Assets
Beginning of period	717,245,771	702,067,331
End of period	$577,347,699	$717,245,771
Other Information
Shares
Sold	8,207,189	8,586,036
Issued in reinvestment of distributions	368,950	747,188
Redeemed	(14,678,401)	(7,810,213)
Net increase (decrease)	(6,102,262)	1,523,011

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Ohio Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$12.53	$12.38	$11.89	$12.20	$11.91
Income from Investment Operations
Net investment income (loss)A,B	.123	.253	.287	.319	.321	.330
Net realized and unrealized gain (loss)	(1.240)	(.064)	.235	.515	(.279)	.377
Total from investment operations	(1.117)	.189	.522	.834	.042	.707
Distributions from net investment income	(.123)	(.253)	(.287)	(.319)	(.321)	(.330)
Distributions from net realized gain	–	(.006)	(.085)	(.025)	(.031)	(.087)
Total distributions	(.123)	(.259)	(.372)	(.344)	(.352)	(.417)
Net asset value, end of period	$11.22	$12.46	$12.53	$12.38	$11.89	$12.20
Total ReturnC,D	(9.00)%	1.52%	4.28%	7.08%	.39%	6.03%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.50%G	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.49%G	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.49%G	.48%	.48%	.48%	.48%	.48%
Net investment income (loss)	2.11%G	2.02%	2.31%	2.60%	2.70%	2.73%
Supplemental Data
Net assets, end of period (000 omitted)	$577,348	$717,246	$702,067	$672,948	$616,306	$677,359
Portfolio turnover rateH	18%G	6%	20%	10%	11%	24%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of June 30, 2022

Days	% of fund's investments 6/30/22
1 - 7	85.7
31 - 60	9.9
61 - 90	0.3
91 - 180	3.5
> 180	0.6

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2022
Variable Rate Demand Notes (VRDNs)	37.3%
Tender Option Bond	44.3%
Other Municipal Security	6.2%
Investment Companies	12.5%
Net Other Assets (Liabilities)*	(0.3)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

6/30/22
Fidelity® Ohio Municipal Money Market Fund	0.45%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Ohio Municipal Money Market Fund

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 37.3%
	Principal Amount	Value
Alabama - 0.8%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.19% 7/7/22, VRDN (a)(b)	$1,260,000	$1,260,000
West Jefferson Indl. Dev. Series 2008, 1.1% 7/7/22, VRDN (b)	200,000	200,000
		1,460,000
Arkansas - 0.6%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.07% 7/7/22, VRDN (a)(b)	1,100,000	1,100,000
Kansas - 0.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.05% 7/7/22, VRDN (b)	300,000	300,000
Series 2007 B, 1.05% 7/7/22, VRDN (b)	100,000	100,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 1% 7/7/22, VRDN (b)	700,000	700,000
		1,100,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 1.1% 7/7/22, VRDN (b)	300,000	300,000
Nebraska - 0.4%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.19% 7/7/22, VRDN (a)(b)	700,000	700,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.07% 7/7/22, VRDN (a)(b)	200,000	200,000
Ohio - 33.4%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.95% 7/7/22, LOC Northern Trust Co., VRDN (b)	11,735,000	11,735,000
Franklin County Hosp. Facilities Rev.:
Series 2009 B, 0.88% 7/7/22 (Liquidity Facility Barclays Bank PLC), VRDN (b)	2,400,000	2,400,000
Series 2011 D, 0.85% 7/7/22, VRDN (b)	2,900,000	2,900,000
Series 2013 B, 0.91% 7/7/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	3,000,000	3,000,000
Series 2014, 0.91% 7/7/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	5,525,000	5,525,000
Hamilton County Healthcare Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 1.03% 7/7/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,435,000	2,435,000
Hamilton County Hosp. Facilities Rev. Series 2018 Z, 0.89% 7/7/22, VRDN (b)	5,200,000	5,200,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.95% 7/7/22, LOC Citizens Bank NA, VRDN (b)	12,970,000	12,970,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2016 H, 0.94% 7/7/22 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	6,700,000	6,700,000
Ohio Spl. Oblig. Series 2016 B, 0.9% 7/7/22, VRDN (b)	6,000,000	6,000,000
		58,865,000
West Virginia - 1.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. Amos Proj.) Series 2008 B, 1.02% 7/7/22, VRDN (a)(b)	100,000	100,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1% 7/7/22, VRDN (a)(b)	2,000,000	2,000,000
		2,100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $65,825,000)		65,825,000

Tender Option Bond - 44.3%
Colorado - 0.0%
Denver City & County Arpt. Rev. Bonds Series G-114, 1.16%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Connecticut - 0.3%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 016, 1.03% 8/11/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	400,000	400,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.09%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	200,000	200,000
		600,000
Florida - 0.2%
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.16%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Lee County Arpt. Rev. Participating VRDN Series XF 11 26, 0.98% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)(e)	100,000	100,000
Tampa-Hillsborough County Expressway Auth. Rev. Bonds Series G-113, 1.11%, tender 7/1/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
		300,000
Kentucky - 0.2%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 1.01% 7/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(e)	200,000	200,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 1.11%, tender 11/1/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
		300,000
Ohio - 43.2%
Allen County Hosp. Facilities Rev. Participating VRDN:
Series Floaters E 134, 0.94% 7/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	2,830,000	2,830,000
Series Floaters XF 25 16, 1% 7/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	3,600,000	3,600,000
CommonSpirit Health Participating VRDN Series MIZ 90 20, 1.01% 7/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(e)	2,100,000	2,100,000
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.01% 7/7/22 (Liquidity Facility Bank of America NA) (b)(c)(e)	4,100,000	4,100,000
Euclid City School District Participating VRDN Series G-39, 0.94% 7/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	2,100,000	2,100,000
Franklin County Hosp. Facilities Rev. Participating VRDN Series 15 XF0244, 0.96% 7/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	2,670,000	2,670,000
Miami County Hosp. Facilities Rev. Participating VRDN Series Floaters XG 02 25, 0.95% 7/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	6,000,000	6,000,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 1.03% 8/11/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	7,900,000	7,900,000
Montgomery County Hosp. Rev. Participating VRDN:
Series Floaters E 132, 0.94% 7/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	6,800,000	6,800,000
Series XX 11 33, 0.95% 7/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	865,000	865,000
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Participating VRDN:
Series Floaters XF 07 18, 0.94% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	3,750,000	3,750,000
Series Floaters ZF 06 70, 0.94% 7/7/22 (Liquidity Facility Bank of America NA) (b)(c)(e)	3,100,000	3,100,000
Ohio Gen. Oblig. Participating VRDN Series Floaters XF 25 91, 0.94% 7/7/22 (Liquidity Facility Citibank NA) (b)(c)(e)	2,000,000	2,000,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series XG 00 69, 0.97% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	3,750,000	3,750,000
Ohio Hosp. Rev. Participating VRDN:
Series 002, 1.03% 8/11/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	3,300,000	3,300,000
Series 2021 XG 03 39, 0.96% 7/7/22 (Liquidity Facility Bank of America NA) (b)(c)(e)	1,250,000	1,250,000
Series C18, 0.95% 7/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	1,800,000	1,800,000
Series XF 09 67, 0.96% 7/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	2,100,000	2,100,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN Series Floaters XF 27 83, 0.94% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	2,075,000	2,075,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.11%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	2,000,000	2,000,000
Univ. of Cincinnati Gen. Receipts Participating VRDN:
Series Floaters XF 24 38, 0.94% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	4,000,000	4,000,000
Series Floaters ZM 06 46, 0.94% 7/7/22 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	4,200,000	4,200,000
Upper Arlington City School District Participating VRDN Series Floaters XF 25 92, 0.96% 7/7/22 (Liquidity Facility Citibank NA) (b)(c)(e)	4,000,000	4,000,000
		76,290,000
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.11%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Tennessee - 0.1%
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN Series 2021 XL 01 89, 0.98% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)(e)	100,000	100,000
Virginia - 0.3%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 1% 7/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(e)	390,000	390,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.11%, tender 2/1/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
		490,000
TOTAL TENDER OPTION BOND
(Cost $78,280,000)		78,280,000

Other Municipal Security - 6.2%
Ohio - 6.2%
Allen County Hosp. Facilities Rev. Bonds Series 2017 A, 5% 8/1/22	1,600,000	1,605,403
American Muni. Pwr. BAN:
(Village of Carey Proj.) Series 2021, 1.25% 11/30/22 (Ohio Gen. Oblig. Guaranteed)	1,305,000	1,310,215
(Village of Pioneer Proj.) Series 2021, 1.25% 12/1/22 (Ohio Gen. Oblig. Guaranteed)	1,315,000	1,320,290
Series 2021, 1% 8/11/22 (Ohio Gen. Oblig. Guaranteed)	1,220,000	1,221,136
County of Cuyahoga Bonds (Ballpark Impt. Proj.) Series 2022 A, 4% 1/1/23	1,000,000	1,011,913
Middleburg Heights Hosp. Rev. Bonds Series 2012 A, 5% 8/1/22 (Pre-Refunded to 8/1/22 @ 100)	1,500,000	1,504,548
Ohio Higher Edl. Facility Commission Rev. Bonds Series 2022 B6, 1.15% tender 8/8/22, CP mode	1,500,000	1,500,000
Toledo City School District Bonds Series 2022, 2% 12/1/22	1,000,000	1,004,929
Union Township Clermont County Gen. Oblig. BAN Series 2021, 0.5% 8/31/22 (Ohio Gen. Oblig. Guaranteed)	480,000	480,224
TOTAL OTHER MUNICIPAL SECURITY
(Cost $10,958,658)		10,958,658
	Shares	Value

Investment Company - 12.5%
Fidelity Municipal Cash Central Fund 0.88% (f)(g)
(Cost $22,059,049)	22,055,111	22,059,049
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $177,122,707)		177,122,707
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(596,048)
NET ASSETS - 100%		$176,526,659

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,800,000 or 1.6% of net assets.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.09%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada)	4/1/21	$200,000
Denver City & County Arpt. Rev. Bonds Series G-114, 1.16%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada)	6/1/21	$100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.16%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada)	4/1/21	$100,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 1.11%, tender 11/1/22 (Liquidity Facility Royal Bank of Canada)	5/3/21	$100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.11%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada)	6/1/21	$2,000,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.11%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada)	4/1/21	$100,000
Tampa-Hillsborough County Expressway Auth. Rev. Bonds Series G-113, 1.11%, tender 7/7/22 (Liquidity Facility Royal Bank of Canada)	7/1/21	$100,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.11%, tender 2/1/23 (Liquidity Facility Royal Bank of Canada)	2/1/21	$100,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.88%	$15,525,793	$60,297,999	$53,765,000	$36,146	$257	$--	$22,059,049	1.5%
Total	$15,525,793	$60,297,999	$53,765,000	$36,146	$257	$--	$22,059,049

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $155,063,658)	$155,063,658
Fidelity Central Funds (cost $22,059,049)	22,059,049
Total Investment in Securities (cost $177,122,707)		$177,122,707
Receivable for fund shares sold		15,651
Interest receivable		284,306
Distributions receivable from Fidelity Central Funds		12,434
Total assets		177,435,098
Liabilities
Payable to custodian bank	$469,495
Payable for fund shares redeemed	345,442
Distributions payable	2,360
Accrued management fee	51,846
Other affiliated payables	22,731
Other payables and accrued expenses	16,565
Total liabilities		908,439
Net Assets		$176,526,659
Net Assets consist of:
Paid in capital		$176,542,600
Total accumulated earnings (loss)		(15,941)
Net Assets		$176,526,659
Net Asset Value, offering price and redemption price per share ($176,526,659 ÷ 176,219,555 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		$384,906
Income from Fidelity Central Funds		36,146
Total income		421,052
Expenses
Management fee	$315,868
Transfer agent fees	125,128
Accounting fees and expenses	14,186
Custodian fees and expenses	1,210
Independent trustees' fees and expenses	276
Registration fees	16,821
Audit	17,615
Legal	82
Miscellaneous	197
Total expenses before reductions	491,383
Expense reductions	(156,228)
Total expenses after reductions		335,155
Net investment income (loss)		85,897
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(16,030)
Fidelity Central Funds	257
Total net realized gain (loss)		(15,773)
Net increase in net assets resulting from operations		$70,124

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$85,897	$19,729
Net realized gain (loss)	(15,773)	37,277
Net increase in net assets resulting from operations	70,124	57,006
Distributions to shareholders	(85,857)	(28,814)
Share transactions
Proceeds from sales of shares	14,850,494	11,480,697
Reinvestment of distributions	81,579	27,621
Cost of shares redeemed	(23,045,877)	(36,694,265)
Net increase (decrease) in net assets and shares resulting from share transactions	(8,113,804)	(25,185,947)
Total increase (decrease) in net assets	(8,129,537)	(25,157,755)
Net Assets
Beginning of period	184,656,196	209,813,951
End of period	$176,526,659	$184,656,196
Other Information
Shares
Sold	14,850,494	11,480,697
Issued in reinvestment of distributions	81,579	27,621
Redeemed	(23,045,877)	(36,694,265)
Net increase (decrease)	(8,113,804)	(25,185,947)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Ohio Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	–B	.003	.011	.010	.004
Net realized and unrealized gain (loss)	–B	–B	–	.001	–B	–B
Total from investment operations	–B	–B	.003	.012	.010	.004
Distributions from net investment income	–B	–B	(.003)	(.011)	(.010)	(.004)
Distributions from net realized gain	–	–B	–	(.001)	–	–B
Total distributions	–B	–B	(.003)	(.012)	(.010)	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.05%	.02%	.32%	1.16%	.98%	.42%
Ratios to Average Net AssetsA,E,F
Expenses before reductions	.54%G	.53%	.53%	.53%	.53%	.53%
Expenses net of fee waivers, if any	.37%G	.10%	.38%	.53%	.53%	.52%
Expenses net of all reductions	.37%G	.10%	.38%	.53%	.53%	.52%
Net investment income (loss)	.10%G	.01%	.33%	1.08%	.96%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$176,527	$184,656	$209,814	$239,940	$298,736	$419,110

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Ohio.

Effective after the close of business on July 15, 2022, Fidelity Ohio Municipal Money Market Fund was closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Ohio Municipal Income Fund	$582,017,797	$2,764,068	$(29,327,897)	$(26,563,829)
Fidelity Ohio Municipal Money Market Fund	177,122,707	–	–	–

Certain of the Funds elected to defer to the next fiscal year capital currency losses recognized during the period November 1, 2021 to December 31, 2021. Loss deferrals were as follows:

Capital losses
Fidelity Ohio Municipal Income Fund	$(4,987)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Ohio Municipal Income Fund	55,980,087	140,952,686

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.10%	.35%
Fidelity Ohio Municipal Money Market Fund	.25%	.10%	.35%

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.11%
Fidelity Ohio Municipal Money Market Fund	.14%

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Ohio Municipal Income Fund	.02
Fidelity Ohio Municipal Money Market Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Ohio Municipal Income Fund	–	–	–
Fidelity Ohio Municipal Money Market Fund	9,380,000	–	–

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Ohio Municipal Income Fund	$578

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $154,753.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Ohio Municipal Income Fund	$4,902

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Ohio Municipal Income Fund	$5,505
Fidelity Ohio Municipal Money Market Fund	1,475

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

10. Proposed Reorganization.

The Board of Trustees of Fidelity Ohio Municipal Money Market Fund approved an Agreement and Plan of Reorganization (the Agreement) between Fidelity Ohio Municipal Money Market Fund and Fidelity Municipal Money Market Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Ohio Municipal Money Market Fund in exchange for shares of Fidelity Municipal Money Market Fund equal in value to the net assets of Fidelity Ohio Municipal Money Market Fund on the day the reorganization is effective.

A meeting of shareholders of Fidelity Ohio Municipal Money Market Fund is expected to be held during the fourth quarter of 2022 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective on December 2, 2022. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
Fidelity Ohio Municipal Income Fund	.49%
Actual		$1,000.00	$910.00	$2.32
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Fidelity Ohio Municipal Money Market Fund	.37%
Actual		$1,000.00	$1,000.50	$1.84-D
Hypothetical-C		$1,000.00	$1,022.96	$1.86-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

 D If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Ohio Municipal Money Market Fund	.54%
Actual		$2.68
Hypothetical-(b)		$2.71

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Ohio Municipal Income Fund (the Income Fund) has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Income Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Income Fund’s Board of Trustees (the Board) has designated the Income Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

OFF-SANN-0822
1.705575.124

Fidelity® Pennsylvania Municipal Income Fund

Fidelity® Pennsylvania Municipal Money Market Fund

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Fidelity® Pennsylvania Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Pennsylvania Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Pennsylvania Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2022

% of fund's net assets
Health Care	25.9
Transportation	20.8
Education	18.1
General Obligations	11.6
Water & Sewer	7.1

Quality Diversification (% of fund's net assets)

As of June 30, 2022
AA,A	77.8%
BBB	8.2%
BB and Below	4.9%
Not Rated	2.7%
Short-Term Investments and Net Other Assets	6.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Pennsylvania Municipal Income Fund

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.6%
	Principal Amount	Value
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (a)	$425,000	$439,935
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (a)	275,000	289,292

TOTAL GUAM		729,227

Pennsylvania - 91.8%
Allegheny County Series C:
5% 12/1/28	1,000,000	1,066,190
5% 12/1/30	1,365,000	1,455,019
Allegheny County Arpt. Auth. Rev. Series 2021 A, 5% 1/1/51 (a)	12,000,000	12,490,922
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
Series 2017, 5% 10/15/47	1,660,000	1,620,629
Series 2018:
5% 3/1/33	1,570,000	1,686,781
5% 3/1/34	2,250,000	2,412,508
Series 2022 A:
5% 3/1/24 (b)	500,000	514,893
5% 3/1/25 (b)	500,000	523,979
5% 3/1/27 (b)	1,740,000	1,872,015
5% 3/1/31 (b)	1,105,000	1,218,481
5% 3/1/34 (b)	645,000	709,351
Allegheny County Indl. Dev. Auth. Rev. Series 2021, 4.25% 12/1/50	3,000,000	2,157,334
Allegheny County Sanitation Auth. Swr. Rev. Series 2018, 5% 6/1/43	4,785,000	5,174,913
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/41	2,500,000	2,441,508
5% 7/1/54	4,500,000	4,234,216
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/26	500,000	527,528
5% 7/1/27	490,000	514,424
5% 7/1/28	540,000	563,114
5% 7/1/29	710,000	737,575
5% 7/1/30	685,000	709,863
5% 7/1/35	1,885,000	1,932,338
5% 7/1/39	6,675,000	6,763,908
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/28	1,300,000	1,458,139
5% 7/15/30	1,500,000	1,689,072
5% 7/15/31	1,250,000	1,402,468
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2016 A:
4% 11/15/32	350,000	353,163
4% 11/15/34	250,000	250,852
4% 11/15/35	200,000	200,505
5% 11/15/28	840,000	887,446
5% 11/15/29	1,625,000	1,706,833
5% 11/15/30	685,000	716,581
Series 2016 B:
4% 11/15/40	600,000	591,601
4% 11/15/47	3,605,000	3,381,290
Series 2018 A:
5% 11/15/26	1,140,000	1,253,184
5% 11/15/27	225,000	250,300
5% 11/15/28	200,000	217,471
5% 11/15/29	200,000	215,550
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2017 A, 5% 10/1/35	2,125,000	2,262,148
Commonwealth Fing. Auth. Rev.:
Series 2019 B:
5% 6/1/28	1,000,000	1,120,242
5% 6/1/29	1,000,000	1,130,544
5% 6/1/30	1,000,000	1,136,908
5% 6/1/31	1,150,000	1,313,143
Series 2020 A, 5% 6/1/32	3,500,000	3,901,912
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.):
Series 2012, 5% 11/1/37	1,520,000	1,537,465
Series 2016:
5% 5/1/30	1,000,000	1,084,466
5% 5/1/31	500,000	540,908
5% 5/1/32	750,000	808,816
5% 5/1/33	2,210,000	2,380,817
5% 5/1/34	1,000,000	1,075,790
Dallas Area Muni. Auth. Univ. Rev. (Misericordia Univ. Proj.) Series 2019:
5% 5/1/39	1,100,000	1,087,597
5% 5/1/48	4,000,000	3,821,112
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,324,582
5% 6/1/35	1,000,000	1,035,936
5% 6/1/36	625,000	646,882
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	2,000,000	1,915,118
Series 2017, 5% 7/1/25	1,000,000	1,024,249
Delaware County Auth. Univ. Rev. Series 2012, 5% 8/1/22	300,000	300,817
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2013 A:
5% 7/1/23	1,090,000	1,115,794
5% 7/1/27	2,500,000	2,532,070
Series 2016 A, 5% 7/1/46	3,500,000	3,266,044
Series 2019, 4% 7/1/45	1,350,000	1,057,000
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	200,000	211,830
Series 2020:
5% 7/15/31	1,030,000	1,100,164
5% 7/15/34	1,000,000	1,054,751
5% 7/15/36	1,400,000	1,472,420
5% 7/15/39	1,160,000	1,214,085
Fox Chapel Area School District Series 2013, 5% 8/1/34	1,000,000	1,018,018
Geisinger Auth. Health Sys. Rev.:
Series 2014 A, 4% 6/1/41	2,000,000	1,954,427
Series 2017 A2, 5% 2/15/39	1,880,000	1,978,722
Indiana County Hosp. Auth. Series 2014 A, 6% 6/1/39	1,625,000	1,684,519
Lackawanna County Indl. Dev. Auth. Rev. (Univ. of Scranton Proj.) Series 2017:
5% 11/1/24	590,000	622,517
5% 11/1/25	665,000	712,050
5% 11/1/27	1,105,000	1,210,959
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016:
5% 8/15/31	1,000,000	1,070,303
5% 8/15/33	1,000,000	1,065,658
5% 8/15/34	1,000,000	1,063,554
5% 8/15/36	1,000,000	1,060,575
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	4,010,000	4,229,333
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
5% 7/1/36	2,905,000	3,122,107
5% 7/1/44	5,000,000	5,277,680
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/33	3,675,000	3,831,988
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/22	275,000	276,853
5% 10/1/23	1,305,000	1,342,736
5% 10/1/24	335,000	348,147
5% 10/1/25	750,000	768,185
5% 10/1/26	1,000,000	1,020,982
5% 10/1/27	1,000,000	1,017,878
Series 2016 A, 5% 10/1/40	4,000,000	4,008,924
Series 2018 A, 5% 9/1/26	1,500,000	1,626,017
Series 2019:
4% 9/1/34	2,500,000	2,505,559
4% 9/1/35	1,400,000	1,400,575
4% 9/1/36	1,200,000	1,197,518
4% 9/1/37	1,000,000	994,733
Montgomery County Indl. Dev. Auth.:
Series 2015 A, 5.25% 1/15/36 (Pre-Refunded to 1/15/25 @ 100)	2,000,000	2,141,936
Series 2017:
5% 12/1/33	2,150,000	2,341,796
5% 12/1/35	1,000,000	1,086,349
5% 12/1/36	2,670,000	2,896,964
5% 12/1/37	1,515,000	1,642,402
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A:
4% 8/15/48	4,500,000	4,016,206
5% 8/15/43	2,000,000	2,080,788
5% 8/15/48	2,500,000	2,587,524
Northampton County Gen. Purp. College Rev. (Lafayette College Proj.) Series 2017, 5% 11/1/47	2,170,000	2,331,224
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/28	400,000	446,841
5% 7/1/29	300,000	333,039
5% 7/1/30	375,000	415,514
5% 7/1/31	425,000	470,235
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	2,000,000	2,081,388
(Thomas Jefferson Univ. Proj.) Series 2012, 5% 3/1/23 (Pre-Refunded to 9/1/22 @ 100)	585,000	588,280
Series 2016, 5% 5/1/33	2,200,000	2,294,925
Series 2018 A, 5% 2/15/48	4,000,000	4,319,892
Series 2019 A:
4% 3/1/37	1,150,000	1,121,712
5% 3/1/36	1,000,000	1,076,937
5% 3/1/38	1,055,000	1,131,310
5% 3/1/39	1,000,000	1,070,641
Series 2019:
4% 12/1/44	1,000,000	985,601
4% 12/1/48	1,000,000	972,795
Pennsylvania Hsg. Fin. Agcy.:
Series 2019 130A, 4% 10/1/49	1,515,000	1,535,145
Series 2019 131, 3.5% 4/1/49	3,875,000	3,889,615
Series 2020 13 2A, 3.5% 4/1/51	1,775,000	1,781,351
Series 2020 133:
5% 10/1/22	350,000	352,911
5% 10/1/23	400,000	414,552
5% 10/1/24	850,000	900,191
5% 10/1/27	650,000	724,149
5% 10/1/28	950,000	1,067,018
5% 4/1/29	100,000	111,308
5% 10/1/29	450,000	502,892
Series 2021 134B:
5% 10/1/22 (a)	1,175,000	1,184,200
5% 4/1/24 (a)	1,255,000	1,305,477
5% 10/1/24 (a)	1,000,000	1,048,976
5% 10/1/25 (a)	370,000	393,174
5% 4/1/26 (a)	995,000	1,062,623
5% 10/1/26 (a)	1,500,000	1,608,753
Series 2021 137:
5% 4/1/24	225,000	236,012
5% 10/1/24	265,000	280,946
5% 4/1/25	200,000	213,997
5% 10/1/25	220,000	237,669
5% 4/1/26	240,000	260,734
5% 10/1/26	280,000	306,703
5% 4/1/27	225,000	247,897
5% 10/1/27	225,000	249,505
5% 4/1/28	250,000	277,925
5% 10/1/28	260,000	290,450
5% 4/1/29	310,000	346,051
5% 10/1/29	365,000	409,155
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2014 B2:
5% 12/1/24	630,000	668,498
5% 12/1/25	335,000	356,849
5% 12/1/26	645,000	685,973
5% 12/1/27	360,000	381,999
Pennsylvania State Univ. Series 2015 A:
5% 9/1/30	1,100,000	1,181,271
5% 9/1/31	1,415,000	1,516,431
Pennsylvania Tpk. Commission Tpk. Rev.:
(Sub Lien Proj.) Series 2017 B-1, 5% 6/1/34	5,000,000	5,343,240
Series 2013 A2:
5% 12/1/28	500,000	545,753
5% 12/1/38	2,500,000	2,688,105
Series 2014 A, 5% 12/1/31	865,000	908,168
Series 2014 A2, 0% 12/1/40 (c)	5,500,000	5,415,669
Series 2017 A1:
5% 12/1/30	3,500,000	3,871,699
5% 12/1/31	2,000,000	2,200,490
5% 12/1/33	1,500,000	1,634,661
Series 2018 A2, 5% 12/1/43	5,000,000	5,334,656
Series 2019 A, 5% 12/1/37	5,815,000	6,270,708
Series 2020 B, 5% 12/1/50	5,000,000	5,333,500
Series 2021 A:
4% 12/1/44	4,000,000	3,766,286
4% 12/1/45	4,000,000	3,743,258
4% 12/1/50	2,000,000	1,821,630
Series 2021 B:
4% 12/1/40	1,000,000	970,883
4% 12/1/41	1,000,000	966,481
4% 12/1/42	1,500,000	1,441,570
5% 12/1/46	2,000,000	2,147,711
Philadelphia Arpt. Rev.:
Series 2015 A, 5% 6/15/23 (a)	200,000	205,270
Series 2017 A, 5% 7/1/42	350,000	365,555
Series 2017 B:
5% 7/1/31 (a)	1,000,000	1,062,219
5% 7/1/33 (a)	2,250,000	2,370,104
5% 7/1/37 (a)	5,065,000	5,276,545
5% 7/1/42 (a)	4,000,000	4,135,730
5% 7/1/47 (a)	3,035,000	3,121,426
Philadelphia Auth. for Indl. Dev.:
Series 2016, 5% 4/1/28	275,000	292,362
Series 2017, 5% 11/1/47	5,000,000	5,159,770
Series 2020 A, 4% 11/1/45	3,825,000	3,478,021
Series 2020 C:
4% 11/1/35	1,750,000	1,692,467
4% 11/1/36	1,500,000	1,430,961
4% 11/1/37	1,255,000	1,191,358
4% 11/1/38	1,000,000	942,917
Philadelphia Gas Works Rev.:
Series 16 A, 5% 8/1/50 (Assured Guaranty Muni. Corp. Insured)	8,835,000	9,691,272
Series 2015 13:
5% 8/1/29	2,000,000	2,129,950
5% 8/1/30	1,500,000	1,595,185
5% 8/1/31	1,100,000	1,168,135
Series 2016 14:
5% 10/1/33	1,500,000	1,617,403
5% 10/1/34	500,000	538,515
Philadelphia Gen. Oblig.:
Series 2017 A, 5% 8/1/30	1,500,000	1,629,732
Series 2019 B:
5% 2/1/38	3,000,000	3,232,806
5% 2/1/39	2,600,000	2,780,455
Philadelphia Redev. Auth. Rev. Series 2015 A, 5% 4/15/29	3,000,000	3,207,359
Philadelphia School District:
Series 2018 A:
5% 9/1/29	1,250,000	1,381,967
5% 9/1/30	1,000,000	1,097,618
5% 9/1/33	1,000,000	1,085,237
Series 2019 A:
4% 9/1/37	2,100,000	2,119,917
4% 9/1/38	2,300,000	2,318,359
4% 9/1/39	2,000,000	2,011,261
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2015 B, 5% 7/1/30	3,500,000	3,740,148
Series 2017 B:
5% 11/1/29	3,000,000	3,327,769
5% 11/1/30	3,700,000	4,088,393
Series 2020, 5% 10/1/40	3,195,000	3,516,303
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/31	1,000,000	1,111,959
5% 12/15/32	500,000	554,787
5% 12/15/33	500,000	553,849
Pittsburgh Gen. Oblig. Series 2014, 5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	596,317
Pittsburgh School District Series 2015, 5% 9/1/23 (Assured Guaranty Muni. Corp. Insured)	1,085,000	1,125,479
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	3,600,000	3,977,744
Series 2019 B:
4% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	2,000,000	2,075,716
4% 9/1/35 (Assured Guaranty Muni. Corp. Insured)	400,000	412,941
Reading School District Series 2017:
5% 3/1/35 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,088,144
5% 3/1/36 (Assured Guaranty Muni. Corp. Insured)	1,050,000	1,138,906
5% 3/1/37 (Assured Guaranty Muni. Corp. Insured)	1,600,000	1,729,597
Saint Mary Hosp. Auth. Health Sys. Rev. (Trinity Health Proj.) Series 2012 B, 5% 11/15/26	1,000,000	1,106,247
Southcentral Pennsylvania Gen. Auth. Rev. Series 2015:
4% 12/1/30	1,040,000	1,062,073
5% 12/1/22	30,000	30,409
5% 12/1/27	1,480,000	1,572,822
5% 12/1/29	1,000,000	1,050,876
Susquehanna Area Reg'l. Arp Auth. Series 2017:
5% 1/1/35 (a)	1,000,000	1,029,787
5% 1/1/38 (a)	1,125,000	1,152,602
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	6,000,000	6,418,323
West Mifflin Area School District Series 2016:
5% 4/1/24 (Assured Guaranty Muni. Corp. Insured)	1,250,000	1,305,712
5% 4/1/26 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,082,677
5% 4/1/28 (Assured Guaranty Muni. Corp. Insured)	1,390,000	1,528,426
Westmoreland County Indl. Dev. Auth. (Excela Health Proj.) Series 2020 A:
4% 7/1/22	600,000	600,000
4% 7/1/23	1,125,000	1,139,934
4% 7/1/26	1,000,000	1,027,908
4% 7/1/37	1,400,000	1,310,376
5% 7/1/27	200,000	215,076
5% 7/1/28	1,130,000	1,220,255
5% 7/1/29	500,000	543,001
5% 7/1/30	1,000,000	1,090,230

TOTAL PENNSYLVANIA		395,509,900

Pennsylvania, New Jersey - 1.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A:
5% 1/1/37	1,000,000	1,075,190
5% 1/1/38	1,300,000	1,395,102
5% 1/1/39	1,000,000	1,066,161
5% 1/1/40	1,100,000	1,164,314

TOTAL PENNSYLVANIA, NEW JERSEY		4,700,767

Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,225,367	688,270
5.625% 7/1/27	145,000	154,246
5.625% 7/1/29	440,000	472,453
5.75% 7/1/31	1,045,000	1,141,208

TOTAL PUERTO RICO		2,456,177

TOTAL MUNICIPAL BONDS
(Cost $424,005,463)		403,396,071
TOTAL INVESTMENT IN SECURITIES - 93.6%
(Cost $424,005,463)		403,396,071
NET OTHER ASSETS (LIABILITIES) - 6.4%		27,434,257
NET ASSETS - 100%		$430,830,328

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$403,396,071	$--	$403,396,071	$--
Total Investments in Securities:	$403,396,071	$--	$403,396,071	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	25.9%
Transportation	20.8%
Education	18.1%
General Obligations	11.6%
Water & Sewer	7.1%
Housing	5.2%
Others (Individually Less Than 5%)	4.9%
Net Other Assets (Liabilities)	6.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $424,005,463)		$403,396,071
Cash		28,584,858
Receivable for fund shares sold		324,873
Interest receivable		5,338,288
Other receivables		991
Total assets		437,645,081
Liabilities
Payable for investments purchased
Regular delivery	$245,231
Delayed delivery	5,230,851
Payable for fund shares redeemed	864,064
Distributions payable	280,332
Accrued management fee	125,478
Other affiliated payables	45,739
Other payables and accrued expenses	23,058
Total liabilities		6,814,753
Net Assets		$430,830,328
Net Assets consist of:
Paid in capital		$452,551,997
Total accumulated earnings (loss)		(21,721,669)
Net Assets		$430,830,328
Net Asset Value, offering price and redemption price per share ($430,830,328 ÷ 41,668,292 shares)		$10.34

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		$6,709,181
Expenses
Management fee	$842,643
Transfer agent fees	241,318
Accounting fees and expenses	62,148
Custodian fees and expenses	4,174
Independent trustees' fees and expenses	765
Registration fees	21,925
Audit	24,488
Legal	7,119
Miscellaneous	1,001
Total expenses before reductions	1,205,581
Expense reductions	(8,418)
Total expenses after reductions		1,197,163
Net investment income (loss)		5,512,018
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,296,571)
Total net realized gain (loss)		(1,296,571)
Change in net unrealized appreciation (depreciation) on investment securities		(55,004,760)
Net gain (loss)		(56,301,331)
Net increase (decrease) in net assets resulting from operations		$(50,789,313)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,512,018	$11,924,047
Net realized gain (loss)	(1,296,571)	417,639
Change in net unrealized appreciation (depreciation)	(55,004,760)	77,355
Net increase (decrease) in net assets resulting from operations	(50,789,313)	12,419,041
Distributions to shareholders	(5,511,396)	(12,540,010)
Share transactions
Proceeds from sales of shares	93,396,124	97,699,349
Reinvestment of distributions	3,520,634	7,886,844
Cost of shares redeemed	(164,732,686)	(86,105,495)
Net increase (decrease) in net assets resulting from share transactions	(67,815,928)	19,480,698
Total increase (decrease) in net assets	(124,116,637)	19,359,729
Net Assets
Beginning of period	554,946,965	535,587,236
End of period	$430,830,328	$554,946,965
Other Information
Shares
Sold	8,745,755	8,417,034
Issued in reinvestment of distributions	326,493	679,894
Redeemed	(15,303,980)	(7,423,996)
Net increase (decrease)	(6,231,732)	1,672,932

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Pennsylvania Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.59	$11.39	$10.92	$11.18	$10.97
Income from Investment Operations
Net investment income (loss)A,B	.124	.251	.275	.310	.314	.328
Net realized and unrealized gain (loss)	(1.250)	.013	.209	.523	(.226)	.257
Total from investment operations	(1.126)	.264	.484	.833	.088	.585
Distributions from net investment income	(.124)	(.251)	(.272)	(.307)	(.314)	(.328)
Distributions from net realized gain	–	(.013)	(.012)	(.056)	(.034)	(.047)
Total distributions	(.124)	(.264)	(.284)	(.363)	(.348)	(.375)
Net asset value, end of period	$10.34	$11.59	$11.59	$11.39	$10.92	$11.18
Total ReturnC,D	(9.76)%	2.30%	4.32%	7.71%	.84%	5.41%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.50%G	.48%	.49%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.50%G	.48%	.49%	.48%	.48%	.48%
Expenses net of all reductions	.50%G	.48%	.48%	.48%	.48%	.48%
Net investment income (loss)	2.29%G	2.16%	2.42%	2.74%	2.88%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$430,830	$554,947	$535,587	$516,717	$452,519	$480,405
Portfolio turnover rateH	4%G	5%	17%	20%	15%	12%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of June 30, 2022

Days	% of fund's investments 6/30/22
1 - 7	92.9
8 - 30	1.1
31 - 60	1.2
61 - 90	2.7
91 - 180	1.4
> 180	0.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2022
Variable Rate Demand Notes (VRDNs)	35.6%
Tender Option Bond	46.8%
Other Municipal Security	8.5%
Investment Companies	9.1%

Current 7-Day Yields

6/30/22
Fidelity® Pennsylvania Municipal Money Market Fund	0.52%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Pennsylvania Municipal Money Market Fund

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 35.6%
	Principal Amount	Value
Alabama - 0.7%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.19% 7/7/22, VRDN (a)(b)	$800,000	$800,000
West Jefferson Indl. Dev. Series 2008, 1.1% 7/7/22, VRDN (b)	200,000	200,000
		1,000,000
Kansas - 0.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.05% 7/7/22, VRDN (b)	100,000	100,000
Series 2007 B, 1.05% 7/7/22, VRDN (b)	300,000	300,000
St. Mary's Kansas Poll. Cont. Rev. Series 1994, 1% 7/7/22, VRDN (b)	500,000	500,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 1% 7/7/22, VRDN (b)	100,000	100,000
		1,000,000
Nebraska - 0.3%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.19% 7/7/22, VRDN (a)(b)	400,000	400,000
Pennsylvania - 32.8%
Allegheny County Hosp. Dev. Auth. Rev. Series 2016 A, 1.01% 7/7/22, LOC Truist Bank, VRDN (b)	3,000,000	3,000,000
Beaver County Indl. Dev. Auth. Series 2018 A, 1.01% 7/7/22, LOC Truist Bank, VRDN (b)(c)	1,810,000	1,810,000
Chester County Health & Ed. Auth. Rev. Series 2009, 0.98% 7/7/22, LOC Manufacturers & Traders Trust Co., VRDN (b)	2,460,000	2,460,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.7% 7/1/22, VRDN (b)	4,755,000	4,755,000
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Series 2020 D, 0.9% 7/7/22, LOC TD Banknorth, NA, VRDN (b)	2,000,000	2,000,000
Haverford Township School District Series 2009, 0.89% 7/7/22, LOC TD Banknorth, NA, VRDN (b)	2,885,000	2,885,000
Lancaster Indl. Dev. Auth. Rev.:
(Mennonite Home Proj.) Series 2007, 1.05% 7/7/22, LOC Manufacturers & Traders Trust Co., VRDN (b)	4,925,000	4,925,000
(Willow Valley Retirement Proj.) Series 2009 B, 0.95% 7/7/22, LOC PNC Bank NA, VRDN (b)	1,000,000	1,000,000
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 B, 0.9% 7/7/22, LOC Bank of America NA, VRDN (b)	900,000	900,000
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 1% 7/7/22, LOC Citizens Bank NA, VRDN (b)	400,000	400,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.91% 7/7/22, LOC Bank of America NA, VRDN (b)	2,000,000	2,000,000
Philadelphia Arpt. Rev. Series 2005 C1, 0.98% 7/7/22, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,100,000	1,100,000
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.98% 7/7/22, LOC Citizens Bank NA, VRDN (b)	3,295,000	3,295,000
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B2, 0.89% 7/7/22, LOC TD Banknorth, NA, VRDN (b)	6,600,000	6,600,000
Philadelphia Gas Works Rev. Series 2009 D, 0.96% 7/7/22, LOC TD Banknorth, NA, VRDN (b)	200,000	200,000
FHLMC Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. (Foxwood Manor Apts. Proj.) Series 2008 O, 0.9% 7/7/22, LOC Freddie Mac, VRDN (b)	300,000	300,000
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.97% 7/7/22, LOC Fannie Mae, VRDN (b)	12,375,000	12,375,000
		50,005,000
South Carolina - 0.1%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1997, 1.19% 7/7/22, VRDN (a)(b)	100,000	100,000
West Virginia - 1.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. Amos Proj.) Series 2008 B, 1.02% 7/7/22, VRDN (a)(b)	500,000	500,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1% 7/7/22, VRDN (a)(b)	1,200,000	1,200,000
		1,700,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $54,205,000)		54,205,000

Tender Option Bond - 46.8%
Colorado - 0.0%
Denver City & County Arpt. Rev. Bonds Series G-114, 1.16%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	100,000	100,000
Connecticut - 0.3%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 016, 1.03% 8/11/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)	300,000	300,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.09%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	200,000	200,000
		500,000
Florida - 0.0%
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.16%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	100,000	100,000
Kentucky - 0.2%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 1.01% 7/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(f)	200,000	200,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 1.11%, tender 11/1/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
		300,000
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Rev. Participating VRDN Series 2021 XF 11 05, 0.98% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(f)	100,000	100,000
Ohio - 0.1%
Ohio Hosp. Rev. Participating VRDN Series 002, 1.03% 8/11/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)	100,000	100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.11%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
		200,000
Pennsylvania - 45.7%
Allegheny County Sanitation Auth. Swr. Rev. Participating VRDN Series Floaters XM 00 82, 0.95% 7/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)	6,665,000	6,665,000
Central Bradford Progress Auth. Rev. Participating VRDN:
Series 2021 XF 12 59, 0.95% 7/7/22 (Liquidity Facility Bank of America NA)(b)(d)(f)	800,000	800,000
Series XF 13 46, 0.96% 7/7/22 (Liquidity Facility Bank of America NA) (b)(d)(f)	2,165,000	2,165,000
Commonwealth Fing. Auth. Tobacco Participating VRDN Series XX 10 80, 0.95% 7/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)	2,700,000	2,700,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XF 05 43, 0.98% 7/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(f)	3,500,000	3,500,000
Series Floaters YX 10 49, 0.99% 7/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)	1,885,000	1,885,000
Series XF 09 69, 0.98% 7/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(f)	1,900,000	1,900,000
Series XM 08 87, 1.06% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(f)	1,900,000	1,900,000
Lancaster County Hosp. Auth. Health Ctr. Rev. Participating VRDN Series 16 ZF0383, 0.96% 7/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(f)	3,750,000	3,750,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series ZF 08 33, 0.95% 7/7/22 (Liquidity Facility Bank of America NA) (b)(d)(f)	1,680,000	1,680,000
Montgomery County Higher Ed. & Health Auth. Rev. Participating VRDN:
Series Floaters ZF 07 95, 0.96% 7/7/22 (Liquidity Facility Bank of America NA) (b)(d)(f)	2,200,000	2,200,000
Series XF 28 85, 0.95% 7/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)	2,500,000	2,500,000
Northampton County Gen. Purp. College Rev. Participating VRDN Series Floaters ZM 05 17, 0.94% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(f)	7,500,000	7,500,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 0.97% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(f)	299,500	299,500
Pennsylvania Gen. Oblig. Participating VRDN Series Floaters ZM 06 50, 0.94% 7/7/22 (Liquidity Facility Bank of America NA) (b)(d)(f)	975,000	975,000
Pennsylvania State Univ. Participating VRDN Series XM 08 27, 0.94% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(f)	2,900,000	2,900,000
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN:
Series Putters 5025, 0.68% 7/1/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(f)	3,000,000	3,000,000
Series Putters 5026, 0.68% 7/1/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(f)	400,000	400,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN:
Series XM 10 08, 0.94% 7/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(f)	1,000,000	1,000,000
Series XX 11 34, 0.95% 7/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)	1,300,000	1,300,000
Philadelphia Arpt. Rev. Participating VRDN:
Series YX 11 44, 0.95% 7/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)	3,000,000	3,000,000
Series YX 12 11, 0.98% 7/7/22 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(f)	1,600,000	1,600,000
Philadelphia Auth. for Indl. Dev. Participating VRDN:
Series XG 02 53, 0.96% 7/7/22 (Liquidity Facility Bank of America NA) (b)(d)(f)	2,100,000	2,100,000
Series XM 00 05, 0.94% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(f)	4,200,000	4,200,000
Philadelphia School District Participating VRDN Series XM 08 60, 0.94% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(f)	1,625,000	1,625,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series Floaters XF 07 19, 0.95% 7/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(f)	1,000,000	1,000,000
Southcentral Pennsylvania Gen. Auth. Rev. Participating VRDN Series XL 01 04, 0.94% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(f)	1,500,000	1,500,000
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series XF 10 58, 0.95% 7/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)	3,270,000	3,270,000
Wilkes-Barre Area School District Participating VRDN Series Floaters XF 07 77, 0.95% 7/7/22 (Liquidity Facility Bank of America NA) (b)(d)(f)	2,285,000	2,285,000
		69,599,500
South Carolina - 0.1%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.11%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
Tennessee - 0.1%
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN Series 2021 XL 01 89, 0.98% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)(f)	100,000	100,000
Virginia - 0.2%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 1% 7/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(f)	290,000	290,000
TOTAL TENDER OPTION BOND
(Cost $71,389,500)		71,389,500

Other Municipal Security - 8.5%
Pennsylvania, New Jersey - 0.7%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Bonds Series 2012 A, 5%	1,020,000	1,020,000
Pennsylvania - 7.8%
Pennsylvania Gen. Oblig. Bonds:
Series 2012, 5% 7/1/22	1,185,000	1,185,000
Series 2014, 5% 7/1/22	1,075,000	1,075,000
Series 2015 1, 5% 8/15/22	400,000	401,711
Series 2016 2, 5% 9/15/22	225,000	227,198
Series 2019, 5% 7/15/22	1,600,000	1,602,279
Pennsylvania Hsg. Fin. Agcy. Bonds Series 2021 134B, 5% 4/1/23 (a)	1,000,000	1,018,767
Philadelphia Wtr. & Wastewtr. Rev. Series 2022 B, 1.16% 8/4/22, LOC Royal Bank of Canada, CP	1,000,000	1,000,000
Pittsburgh Gen. Oblig. Bonds Series 2012 B:
5% 9/1/22 (Pre-Refunded to 9/1/22 @ 100)	2,940,000	2,957,499
5% 9/1/22 (Pre-Refunded to 9/1/22 @ 100)	1,000,000	1,005,852
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds Series 2022 B2, 1.67% tender 10/20/22, CP mode	1,500,000	1,500,000
		11,973,306
TOTAL OTHER MUNICIPAL SECURITY
(Cost $12,993,306)		12,993,306
	Shares	Value

Investment Company - 9.1%
Fidelity Municipal Cash Central Fund 0.88% (g)(h)
(Cost $13,879,874)	13,877,475	13,879,874
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $152,467,680)		152,467,680
NET OTHER ASSETS (LIABILITIES) - 0.0%		(62,057)
NET ASSETS - 100%		$152,405,623

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $700,000 or 0.5% of net assets.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.09%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada)	4/1/21	$200,000
Denver City & County Arpt. Rev. Bonds Series G-114, 1.16%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada)	6/1/21	$100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.16%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada)	4/1/21	$100,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 1.11%, tender 11/1/22 (Liquidity Facility Royal Bank of Canada)	5/3/21	$100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.11%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada)	6/1/21	$100,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.11%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada)	4/1/21	$100,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.88%	$5,440,706	$42,398,000	$33,959,000	$30,123	$168	$--	$13,879,874	0.9%
Total	$5,440,706	$42,398,000	$33,959,000	$30,123	$168	$--	$13,879,874

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $138,587,806)	$138,587,806
Fidelity Central Funds (cost $13,879,874)	13,879,874
Total Investment in Securities (cost $152,467,680)		$152,467,680
Cash		1,393
Receivable for fund shares sold		19,692
Interest receivable		353,267
Distributions receivable from Fidelity Central Funds		11,227
Other receivables		48
Total assets		152,853,307
Liabilities
Payable for investments purchased on a delayed delivery basis	$300,000
Payable for fund shares redeemed	80,993
Distributions payable	2,239
Accrued management fee	64,452
Total liabilities		447,684
Net Assets		$152,405,623
Net Assets consist of:
Paid in capital		$152,378,447
Total accumulated earnings (loss)		27,176
Net Assets		$152,405,623
Net Asset Value, offering price and redemption price per share ($152,405,623 ÷ 152,133,347 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		$342,392
Income from Fidelity Central Funds		30,123
Total income		372,515
Expenses
Management fee	$394,018
Independent trustees' fees and expenses	240
Total expenses before reductions	394,258
Expense reductions	(112,559)
Total expenses after reductions		281,699
Net investment income (loss)		90,816
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,013
Fidelity Central Funds	168
Total net realized gain (loss)		27,181
Net increase in net assets resulting from operations		$117,997

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$90,816	$16,968
Net realized gain (loss)	27,181	109,575
Net increase in net assets resulting from operations	117,997	126,543
Distributions to shareholders	(90,820)	(136,843)
Share transactions
Proceeds from sales of shares	9,967,870	26,624,972
Reinvestment of distributions	86,549	129,646
Cost of shares redeemed	(19,598,008)	(43,810,109)
Net increase (decrease) in net assets and shares resulting from share transactions	(9,543,589)	(17,055,491)
Total increase (decrease) in net assets	(9,516,412)	(17,065,791)
Net Assets
Beginning of period	161,922,035	178,987,826
End of period	$152,405,623	$161,922,035
Other Information
Shares
Sold	9,967,870	26,624,972
Issued in reinvestment of distributions	86,549	129,646
Redeemed	(19,598,008)	(43,810,109)
Net increase (decrease)	(9,543,589)	(17,055,491)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Pennsylvania Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	.001	–B	.003	.010	.010	.004
Net realized and unrealized gain (loss)	–B	.001	–B	.001	–B	–B
Total from investment operations	.001	.001	.003	.011	.010	.004
Distributions from net investment income	(.001)	–B	(.003)	(.010)	(.010)	(.004)
Distributions from net realized gain	–	(.001)	–B	–B	–	–B
Total distributions	(.001)	(.001)	(.003)	(.011)C	(.010)	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnD,E	.06%	.08%	.37%	1.06%	.97%	.40%
Ratios to Average Net AssetsA,F,G
Expenses before reductions	.50%H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.36%H	.10%	.34%	.50%	.50%	.50%
Expenses net of all reductions	.36%H	.10%	.34%	.50%	.50%	.50%
Net investment income (loss)	.12%H	.01%	.35%	1.03%	.96%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$152,406	$161,922	$178,988	$207,008	$240,412	$284,994

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

Effective after the close of business on July 15, 2022, Fidelity Pennsylvania Municipal Money Market Fund was closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Pennsylvania Municipal Income Fund	$423,997,531	$1,593,306	$(22,194,766)	$(20,601,460)
Fidelity Pennsylvania Municipal Money Market Fund	152,467,680	–	–	–

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Pennsylvania Municipal Income Fund	9,218,968	89,551,286

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

During the period, the investment advisor or its affiliates waived a portion of these fees for the Money Market Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. Under the terms of the management fee contract, the investment adviser pays transfer agent fees on behalf of the Money Market Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.10%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Pennsylvania Municipal Income Fund	.03

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Pennsylvania Municipal Income Fund	–	–	–
Fidelity Pennsylvania Municipal Money Market Fund	4,870,000	2,400,000	–

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Pennsylvania Municipal Income Fund	$448

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $112,498.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Pennsylvania Municipal Income Fund	$4,174
Fidelity Pennsylvania Municipal Money Market Fund	61

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Pennsylvania Municipal Income Fund	$4,244

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

10. Proposed Reorganization.

The Board of Trustees of Fidelity Pennsylvania Municipal Money Market Fund approved an Agreement and Plan of Reorganization (the Agreement) between Fidelity Pennsylvania Municipal Money Market Fund and Fidelity Municipal Money Market Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Pennsylvania Municipal Money Market Fund in exchange for shares of Fidelity Municipal Money Market Fund equal in value to the net assets of Fidelity Pennsylvania Municipal Money Market Fund on the day the reorganization is effective.

A meeting of shareholders of Fidelity Pennsylvania Municipal Money Market Fund is expected to be held during the fourth quarter of 2022 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective on December 2, 2022. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
Fidelity Pennsylvania Municipal Income Fund	.50%
Actual		$1,000.00	$902.40	$2.36
Hypothetical-C		$1,000.00	$1,022.32	$2.51
Fidelity Pennsylvania Municipal Money Market Fund	.36%
Actual		$1,000.00	$1,000.60	$1.79**
Hypothetical-C		$1,000.00	$1,023.01	$1.81**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses.

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Pennsylvania Municipal Money Market Fund	.50%
Actual		$2.48
Hypothetical-(b)		$2.51

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Pennsylvania Municipal Income Fund (the Income Fund) has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Income Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Income Fund’s Board of Trustees (the Board) has designated the Income Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

PFR-SANN-0822
1.705577.124

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2022